UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 46.7%
Aerospace & Defense – 1.2%
20,687	The Boeing Co.	$ 1,528,976

Beverages – 0.7%
11,796	The Coca-Cola Co.	953,117

Capital Markets – 0.9%
23,529	Ameriprise Financial, Inc.	1,216,920

Commercial Banks – 2.7%
27,864	HSBC Holdings PLC ADR	1,164,715
14,892	M&T Bank Corp.	1,278,330
28,676	U.S. Bancorp	960,646

		3,403,691

Computers & Peripherals* – 0.7%
1,578	Apple, Inc.	963,779

Consumer Finance – 1.0%
78,271	SLM Corp.	1,251,553

Diversified Financial Services – 1.7%
60,226	JPMorgan Chase & Co.	2,168,136

Diversified Telecommunication Services – 1.8%
60,344	AT&T, Inc.	2,288,245

Electric Utilities – 3.8%
30,818	American Electric Power Co., Inc.	1,301,753
23,765	Pinnacle West Capital Corp.	1,272,378
77,377	PPL Corp.	2,236,195

		4,810,326

Energy Equipment & Services – 0.8%
32,485	Halliburton Co.	1,076,228

Food & Staples Retailing – 0.8%
27,283	Walgreen Co.	992,010

Food Products – 1.0%
16,283	The J.M. Smucker Co.	1,250,534

Health Care Providers & Services – 0.9%
31,716	Aetna, Inc.	1,143,679

Household Products – 1.0%
20,076	The Procter & Gamble Co.	1,295,705

Industrial Conglomerates – 2.2%
132,760	General Electric Co.	2,754,770

Insurance – 3.5%
8,911	Everest Re Group Ltd.	906,249
31,738	Prudential Financial, Inc.	1,532,310
24,077	The Travelers Cos., Inc.	1,508,424
12,709	Willis Group Holdings PLC	469,979

		4,416,962

Media – 1.8%
38,462	Comcast Corp. Class A	1,251,938

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
28,242	Time Warner, Inc.	$ 1,104,827

		2,356,765

Multi-Utilities – 1.5%
40,744	PG&E Corp.	1,880,743

Oil, Gas & Consumable Fuels – 8.0%
14,570	Chevron Corp.	1,596,581
15,903	Devon Energy Corp.	940,185
28,920	ENI SpA ADR	1,192,661
25,147	Exxon Mobil Corp.	2,184,017
24,997	MarkWest Energy Partners LP	1,314,092
19,187	Plains All American Pipeline LP	1,688,456
23,656	Williams Partners LP	1,284,757

		10,200,749

Pharmaceuticals – 4.3%
19,073	Abbott Laboratories	1,264,731
13,650	Johnson & Johnson	944,853
29,453	Merck & Co., Inc.	1,300,939
80,195	Pfizer, Inc.	1,927,888

		5,438,411

Real Estate Investment Trusts – 1.2%
6,519	AvalonBay Communities, Inc.	958,880
3,997	Simon Property Group, Inc.	641,478

		1,600,358

Semiconductors & Semiconductor Equipment – 0.9%
30,018	Analog Devices, Inc.	1,173,103

Software – 1.4%
60,296	Microsoft Corp.	1,776,923

Specialty Retail – 0.9%
43,236	Lowe’s Cos., Inc.	1,096,897

Tobacco – 1.3%
17,615	Philip Morris International, Inc.	1,610,716

Wireless Telecommunication Services – 0.7%
32,726	Vodafone Group PLC ADR	940,873

TOTAL COMMON STOCKS		$ 59,590,169

Shares	Rate	Value
Preferred Stocks – 2.4%
Real Estate Investment Trusts – 2.4%
PS Business Parks, Inc.
23,496	6.450%	$ 632,042
Public Storage
47,311	5.750	1,249,484
Vornado Realty Trust
47,261	6.625	1,215,080

TOTAL PREFERRED STOCKS		$ 3,096,606

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 43.5%
Banks – 1.5%
Bank of America Corp.(a)(b)
$1,000,000	8.125%	12/29/49	$ 1,075,000
Morgan Stanley
625,000	6.375	07/24/42	627,904
Resona Preferred Global Securities Ltd.(a)(b)(c)
150,000	7.191	07/30/49	159,068

			1,861,972

Brokerage(b) – 0.2%
Morgan Stanley & Co.
200,000	6.625	04/01/18	213,839

Consumer Cyclical Services - Business(b) – 3.2%
CoreLogic, Inc.
1,200,000	7.250	06/01/21	1,287,000
Equinix, Inc.
750,000	7.000	07/15/21	834,375
First Data Corp.(c)
1,200,000	8.250	01/15/21	1,200,000
Sabre Holdings Corp.
795,000	8.350	03/15/16	771,150

			4,092,525

Consumer Cyclical Services - Distribution
Logistics(b)(c) – 0.6%
HD Supply, Inc.
750,000	8.125	04/15/19	817,500

Consumer Cyclical Services - Rental
Equipment(b) – 0.5%
Ashtead Capital, Inc.(c)
100,000	9.000	08/15/16	103,000
United Rentals North America, Inc.
500,000	8.375	09/15/20	528,125

			631,125

Electric(b) – 1.9%
DPL, Inc.(c)
1,200,000	7.250	10/15/21	1,359,000
Puget Sound Energy, Inc.(a)
50,000	6.974	06/01/67	52,375
The AES Corp.
900,000	8.000	06/01/20	1,053,000

			2,464,375

Energy(b) – 3.2%
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp.(c)
1,000,000	8.375	06/01/19	983,750
Linn Energy LLC/Linn Energy Finance Corp.
1,000,000	7.750	02/01/21	1,050,000
Nexen, Inc.
5,000	6.400	05/15/37	6,357
50,000	7.500	07/30/39	69,921
Peabody Energy, Corp.
1,000,000	4.750	12/15/41	781,100
Plains Exploration & Production Co.
50,000	6.125	06/15/19	51,875

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy(b) – (continued)
Range Resources Corp.
$50,000	7.500%		10/01/17	$ 52,125
SandRidge Energy, Inc.(c)
1,000,000	8.000		06/01/18	1,037,500

				4,032,628

Financial Co. - Captive(b) – 0.4%
CIT Group, Inc.
550,000	5.000		08/15/22	550,000

Financial Co. - Non Captive(b) – 1.5%
Capital One Capital III
1,075,000	7.686		08/15/36	1,080,375
CIT Group, Inc.
700,000	5.500	(c)	02/15/19	731,500
GE Capital Trust I(a)
74,000	6.375		11/15/67	77,700

				1,889,575

Food & Beverage(b)(c) – 0.6%
Bumble Bee Acquisition Corp.
750,000	9.000		12/15/17	757,500

Gaming(b) – 1.8%
MGM Resorts International
1,250,000	7.625		01/15/17	1,271,875
Pinnacle Entertainment, Inc.
1,000,000	7.750		04/01/22	1,065,000

				2,336,875

Health Care(b) – 2.7%
American Renal Associates Holdings Co., Inc.(d)
1,000,000	9.750		03/01/16	1,070,000
DaVita, Inc.
1,000,000	6.625		11/01/20	1,060,000
HCA, Inc.
1,200,000	6.500		02/15/20	1,341,000

				3,471,000

Health Care - Medical Products(b) – 1.2%
Community Health Systems, Inc.
350,000	7.125		07/15/20	364,000
Hologic, Inc.(e)(f)
1,250,000	2.000		03/01/42	1,173,437

				1,537,437

Health Care - Pharmaceuticals(b)(c) – 0.8%
Valeant Pharmaceuticals International
1,000,000	7.250		07/15/22	1,031,250

Health Care - Services(b) – 1.0%
MPT Operating Partnership LP/MPT Finance Corp.
1,250,000	6.375		02/15/22	1,289,062

Life Insurance(b)(c) – 0.7%
MetLife Capital Trust X
750,000	9.250		04/08/38	933,750

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable(b) – 3.2%
Cablevision Systems Corp.
$1,250,000	8.000%	04/15/20	$ 1,387,500
CCO Holdings LLC/CCO Holdings Capital Corp.
1,200,000	7.000	01/15/19	1,311,000
DISH DBS Corp.
1,200,000	6.750	06/01/21	1,314,000
Virgin Media Finance PLC
52,000	9.500	08/15/16	58,370

			4,070,870

Media - Non Cable(b) – 1.1%
SGS International, Inc.
14,000	12.000	12/15/13	14,105
XM Satellite Radio, Inc.(c)
1,250,000	7.625	11/01/18	1,350,000

			1,364,105

Metals & Mining(b) – 0.8%
ArcelorMittal
950,000	6.250	02/25/22	949,221
Steel Dynamics, Inc.
100,000	7.750	04/15/16	103,750

			1,052,971

Packaging(b) – 3.1%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.(c)
1,000,000	9.125	10/15/20	1,047,500
Berry Plastics Corp.
500,000	9.500	05/15/18	545,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,200,000	8.250	02/15/21	1,173,000
Sealed Air Corp.(c)
1,000,000	8.375	09/15/21	1,140,000

			3,905,500

Paper(b)(c) – 1.4%
Sappi Papier Holding GmbH
550,000	8.375	06/15/19	562,375
Weyerhaeuser Co.
1,000,000	7.375	03/15/32	1,164,859

			1,727,234

Pipelines – 1.9%
El Paso Natural Gas Co.
75,000	7.500	11/15/26	93,095
Enterprise Products Operating LLC(a)(b)
100,000	8.375	08/01/66	109,250
1,000,000	7.000	06/01/67	1,005,000
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	60,536
TransCanada PipeLines Ltd.(a)(b)
1,100,000	6.350	05/15/67	1,144,000

			2,411,881

Property/Casualty Insurance(b) – 1.4%
Mitsui Sumitomo Insurance Co. Ltd.(a)(c)
50,000	7.000	03/15/72	52,712
QBE Capital Funding III Ltd.(a)(c)
1,400,000	7.250	05/24/41	1,310,750

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Property/Casualty Insurance(b) – (continued)
QBE Insurance Group Ltd.(a)(c)
$225,000	5.647%	07/01/23	$ 211,085
The Chubb Corp.(a)
100,000	6.375	03/29/67	105,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	91,303

			1,770,850

Real Estate Investment Trusts(b) – 0.9%
ProLogis(e)
75,000	1.875	11/15/37	75,051
Realogy Corp.(c)
1,000,000	9.000	01/15/20	1,050,000

			1,125,051

Retailers(b) – 0.9%
Limited Brands, Inc.
1,000,000	6.625	04/01/21	1,115,000

Schools(b) – 0.1%
Rensselaer Polytechnic Institute
150,000	5.600	09/01/20	174,170

Technology - Software(b)(c) – 0.8%
Infor (US), Inc.
1,000,000	9.375	04/01/19	1,065,000

Wireless Telecommunications – 3.5%
Digicel Ltd.(b)(c)
750,000	7.000	02/15/20	733,125
Intelsat Luxembourg SA(b)(d)
1,500,000	11.500	02/04/17	1,561,875
SBA Telecommunications, Inc.(b)(c)
450,000	5.750	07/15/20	471,375
Sprint Capital Corp.(b)
600,000	6.900	05/01/19	615,000
600,000	8.750	03/15/32	600,000
VimpelCom Holdings BV(c)
480,000	7.504	03/01/22	466,800

			4,448,175

Wirelines Telecommunications(b) – 2.6%
Frontier Communications Corp.
1,000,000	8.125	10/01/18	1,095,000
Level 3 Financing, Inc.
1,000,000	8.125	07/01/19	1,060,000
Windstream Corp.
1,150,000	7.750	10/15/20	1,224,750

			3,379,750

TOTAL CORPORATE OBLIGATIONS			$ 55,520,970

Mortgage-Backed Obligations – 1.1%
Collateralized Mortgage Obligations – 1.1%
Adjustable Rate Non-Agency(a) – 1.1%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$218,361	0.546%	08/25/35	$ 134,793

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	$244,984	0.596%	09/25/35	$ 157,023
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
	17,849	2.651	11/20/34	14,488
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
	262,738	0.506	01/25/36	190,890
Lanark Master Issuer PLC Series 2012-2A, Class 1A(c)
	250,000	1.635	12/22/54	252,138
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
	472,251	0.436	07/25/47	255,805
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
	242,248	2.763	06/25/34	223,163
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
	142,953	2.745	08/25/33	143,020

				1,371,320

Interest Only(g) – 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
	4,264	5.500	06/25/33	148
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
	16,060	5.250	07/25/33	1,339
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
	45,733	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
	58,539	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
	59,212	0.123	08/25/33	230
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
	22,967	0.320	07/25/33	165

				1,882

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 1,373,202

Agency Debentures – 0.1%
FHLMC
EUR	100,000	4.375%	01/15/14	$ 128,872

Asset-Backed Securities – 0.3%
Home Equity – 0.2%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
	$12,069	1.246%	10/25/37	$ 12,081
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
	120,000	1.496	10/25/37	101,950
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
	44,891	0.509	06/15/29	41,128
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(a)
	120,047	0.529	02/15/34	70,564
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	35,969	7.000	09/25/37	28,222
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	49,442	7.000	09/25/37	36,605

				290,550

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
$79,092	8.330%	04/01/30	$ 83,237

TOTAL ASSET-BACKED SECURITIES			$ 373,787

Municipal Debt Obligations – 0.2%
California – 0.2%
California State GO Bonds Build America Taxable Series 2009
$75,000	7.500%	04/01/34	$ 97,647
California State GO Bonds Build America Taxable Series 2010
80,000	7.950	03/01/36	95,879

			193,526

Illinois – 0.0%
Illinois State GO Bonds Build America Series 2010
50,000	7.350	07/01/35	60,104

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 253,630

Short-term Investment(h) – 1.4%
Repurchase Agreement – 1.4%
Joint Repurchase Agreement Account II
$1,700,000	0.180%	08/01/12	$ 1,700,000

TOTAL INVESTMENTS – 95.7%			$122,037,236

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%			5,543,388

NET ASSETS – 100.0%			$127,580,624

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institution buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,105,568, which represents approximately 15.8% of net assets as of July 31, 2012.

(d)	Pay-in-kind securities.

(e)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2012.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
GO	— General Obligation
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

†	Formerly known as Goldman Sachs Balanced Fund. Effective after the close of business on June 29, 2012, the Fund changed its name to the Goldman Sachs Income Builder Fund.

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Royal Bank of Canada	GBP/USD	08/23/12	$158,331	$1,747

SWAP CONTRACTS — At July 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$2,500	12/19/17	3 month LIBOR	1.250%	$(13,733)	$(28,258)
	4,300	12/19/17	1.250%	3 month LIBOR	39,667	32,558
	4,400	12/19/19	1.750	3 month LIBOR	94,899	42,992
	2,200	12/19/22	2.000	3 month LIBOR	23,616	36,939
	600	12/19/32	2.500	3 month LIBOR	12,858	10,839
	900	12/19/32	3 month LIBOR	2.500	(25,917)	(9,629)
	100	12/19/42	2.500	3 month LIBOR	178	2,188
Credit Suisse First Boston Corp.	1,800	12/19/17	3 month LIBOR	1.250	(14,202)	(16,032)
	4,400	12/19/19	3 month LIBOR	1.750	(76,283)	(61,608)
	2,200	12/19/22	3 month LIBOR	2.000	(24,189)	(36,366)
	1,200	12/19/32	2.500	3 month LIBOR	21,325	26,070
	100	12/19/42	3 month LIBOR	2.500	(156)	(2,210)
JPMorgan Securities, Inc.	900	12/19/32	3 month LIBOR	2.500	(12,764)	(22,782)
TOTAL					$25,299	$(25,299)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$200	(1.000)%	06/20/14	0.425%	$(1,387)	$(1,023)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	1,700	(1.000)	06/20/14	0.425	(13,191)	(7,297)
Morgan Stanley & Co.	CDX North America Investment Grade Index 16	400	(1.000)	06/20/14	0.425	(2,585)	(2,235)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	700	1.000	06/20/16	0.880	777	3,230
Morgan Stanley & Co.	CDX North America Investment Grade Index 16	800	1.000	06/20/16	0.880	848	3,730
TOTAL						$(15,538)	$(3,595)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME BUILDER FUND†

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended July 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount	Premiums Received
Contracts Outstanding October 31, 2011	$—	$—
Contracts Written	45	11,149
Contracts Bought to Close	(45)	(11,149)
Contracts Expired	—	—
Contracts Outstanding April 30, 2012	$—	$—

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,344,906
Gross unrealized gain	5,938,957
Gross unrealized loss	(1,246,627)
Net unrealized security gain	$4,692,330

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

†	Formerly known as Goldman Sachs Balanced Fund. Effective after the close of business on June 29, 2012, the Fund changed its name to the Goldman Sachs Income Builder Fund.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 2.0%
25,598	Alliant Techsystems, Inc.	$ 1,185,699
25,827	Exelis, Inc.	242,774
15,190	Huntington Ingalls Industries, Inc.*	592,258
35,255	Lockheed Martin Corp.	3,147,214
78,370	The Boeing Co.	5,792,327

		10,960,272

Air Freight & Logistics – 1.9%
12,832	C.H. Robinson Worldwide, Inc.	678,171
42,886	FedEx Corp.	3,872,606
80,713	United Parcel Service, Inc. Class B	6,102,710

		10,653,487

Auto Components* – 0.0%
18,766	The Goodyear Tire & Rubber Co.	214,871

Automobiles – 1.0%
81,127	Harley-Davidson, Inc.	3,507,120
64,436	Thor Industries, Inc.	1,851,246

		5,358,366

Beverages – 2.8%
97,088	Constellation Brands, Inc. Class A*	2,738,853
31,464	Molson Coors Brewing Co. Class B	1,331,556
34,628	Monster Beverage Corp.*	2,301,723
50,930	PepsiCo., Inc.	3,704,139
69,986	The Coca-Cola Co.	5,654,869

		15,731,140

Biotechnology – 3.3%
28,916	Amgen, Inc.	2,388,462
20,937	Amylin Pharmaceuticals, Inc.*	644,650
37,630	Biogen Idec, Inc.*	5,487,583
140,343	Gilead Sciences, Inc.*	7,624,835
14,839	Regeneron Pharmaceuticals, Inc.*	1,998,071
4,844	Vertex Pharmaceuticals, Inc.*	234,983

		18,378,584

Building Products – 0.2%
31,213	Armstrong World Industries, Inc.	1,206,382

Capital Markets – 1.6%
63,509	Franklin Resources, Inc.	7,300,360
77,768	SEI Investments Co.	1,647,126
3,752	T. Rowe Price Group, Inc.	227,934

		9,175,420

Chemicals – 2.9%
48,074	Airgas, Inc.	3,813,230

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
35,572	CF Industries Holdings, Inc.	$ 6,963,575
28,390	LyondellBasell Industries NV Class A	1,264,207
105,164	The Scotts Miracle-Gro Co. Class A(a)	4,196,043

		16,237,055

Commercial Services & Supplies – 0.1%
25,427	Rollins, Inc.	599,569

Communications Equipment – 1.4%
134,230	QUALCOMM, Inc.	8,010,846

Computers & Peripherals – 10.3%
75,524	Apple, Inc.*	46,127,038
48,064	Dell, Inc.*	571,000
181,869	EMC Corp.*	4,766,787
76,912	Seagate Technology PLC	2,308,898
95,170	Western Digital Corp.*	3,784,911

		57,558,634

Consumer Finance – 0.1%
15,005	Discover Financial Services	539,580

Diversified Consumer Services(a) – 0.5%
51,446	Weight Watchers International, Inc.	2,603,168

Diversified Telecommunication Services – 1.3%
13,225	AT&T, Inc.	501,492
150,896	Verizon Communications, Inc.	6,811,445

		7,312,937

Electrical Equipment – 0.7%
84,352	Emerson Electric Co.	4,029,495

Electronic Equipment, Instruments & Components* – 0.8%
294,908	Ingram Micro, Inc. Class A	4,420,671

Energy Equipment & Services – 0.2%
3,947	Core Laboratories N.V.	440,327
10,648	Schlumberger Ltd.	758,777

		1,199,104

Food & Staples Retailing – 1.6%
3,233	Costco Wholesale Corp.	310,950
108,601	CVS Caremark Corp.	4,914,195
13,797	Wal-Mart Stores, Inc.	1,026,911
6,846	Walgreen Co.	248,921
25,348	Whole Foods Market, Inc.	2,326,439

		8,827,416

Food Products – 0.2%
22,186	Archer-Daniels-Midland Co.	578,833
5,500	Mead Johnson Nutrition Co.	401,280

		980,113

Health Care Equipment & Supplies – 0.6%
68,760	Boston Scientific Corp.*	355,489
55,902	DENTSPLY International, Inc.	2,031,479
4,580	Gen-Probe, Inc.*	378,720

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
8,449	IDEXX Laboratories, Inc.*	$ 744,948

		3,510,636

Health Care Providers & Services – 4.0%
53,283	AmerisourceBergen Corp.	2,115,335
87,572	Cardinal Health, Inc.	3,773,478
17,136	Catamaran Corp.*	1,448,163
81,372	Coventry Health Care, Inc.	2,712,129
82,494	Express Scripts Holding Co.*	4,779,702
14,703	HCA Holdings, Inc.	389,335
46,207	Humana, Inc.	2,846,351
41,813	McKesson Corp.	3,793,694
56,610	Tenet Healthcare Corp.*	261,538

		22,119,725

Hotels, Restaurants & Leisure – 1.6%
109,564	Marriott International, Inc. Class A	3,990,321
43,157	Marriott Vacations Worldwide Corp.*	1,338,730
3,271	McDonald’s Corp.	292,297
71,568	Starbucks Corp.	3,240,599

		8,861,947

Household Durables – 0.2%
38,960	D.R. Horton, Inc.	686,865
8,827	Toll Brothers, Inc.*	257,483

		944,348

Household Products – 0.6%
3,697	The Clorox Co.	268,809
48,397	The Procter & Gamble Co.	3,123,542

		3,392,351

Insurance – 0.8%
21,695	Berkshire Hathaway, Inc. Class B*	1,840,604
89,662	Validus Holdings, Ltd.	2,916,705

		4,757,309

Internet & Catalog Retail* – 2.1%
15,770	Amazon.com, Inc.(b)	3,679,141
12,436	Priceline.com, Inc.	8,229,399

		11,908,540

Internet Software & Services* – 4.8%
49,606	AOL, Inc.	1,580,447
93,392	eBay, Inc.	4,137,266
27,279	Facebook, Inc. Class A(a)	592,227
31,988	Google, Inc. Class A	20,247,444

		26,557,384

IT Services – 5.9%
35,570	Accenture PLC Class A	2,144,871
23,829	Computer Sciences Corp.	586,670
85,279	International Business Machines Corp.	16,712,978
63,205	Lender Processing Services, Inc.	1,559,267
16,922	MasterCard, Inc. Class A	7,387,638

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
33,827	Visa, Inc. Class A	$ 4,366,051

		32,757,475

Life Sciences Tools & Services* – 0.7%
29,920	Charles River Laboratories International, Inc.	1,018,178
62,144	Covance, Inc.	2,917,039

		3,935,217

Machinery – 0.7%
93,010	The Toro Co.	3,497,176
6,405	Wabtec Corp.	507,148

		4,004,324

Media – 5.1%
7,996	AMC Networks, Inc. Class A*	346,707
236,335	Cablevision Systems Corp. Class A	3,625,379
80,680	DIRECTV Class A*	4,006,569
194,517	DISH Network Corp. Class A	5,983,343
281,227	News Corp. Class A	6,473,845
15,130	News Corp. Class B	350,865
22,698	Regal Entertainment Group Class A(a)	313,686
90,555	Time Warner, Inc.	3,542,512
80,199	Viacom, Inc. Class B	3,746,095

		28,389,001

Metals & Mining – 0.0%
2,895	Compass Minerals International, Inc.	209,424

Multi-Utilities – 0.7%
70,022	Ameren Corp.	2,395,453
20,265	Consolidated Edison, Inc.	1,307,092
4,617	Integrys Energy Group, Inc.	279,513

		3,982,058

Multiline Retail – 1.8%
63,522	Big Lots, Inc.*	2,573,276
73,048	Dollar Tree, Inc.*	3,677,236
57,081	Family Dollar Stores, Inc.	3,771,913

		10,022,425

Oil, Gas & Consumable Fuels – 5.8%
4,229	Anadarko Petroleum Corp.	293,662
10,504	Apache Corp.	904,604
18,433	Cimarex Energy Co.	1,044,967
6,961	ConocoPhillips	378,957
78,561	Exxon Mobil Corp.	6,823,023
56,185	Hess Corp.	2,649,685
122,006	Marathon Petroleum Corp.	5,770,884
84,289	Murphy Oil Corp.	4,522,948
53,508	Occidental Petroleum Corp.	4,656,801
39,116	Spectra Energy Corp.	1,200,470
23,038	Sunoco, Inc.	1,110,201
12,447	Tesoro Corp.*	344,159
85,664	The Williams Cos., Inc.	2,723,258

		32,423,619

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.8%
77,565	Herbalife Ltd.	$ 4,257,543

Pharmaceuticals – 0.9%
15,571	Abbott Laboratories	1,032,513
68,074	Eli Lilly & Co.	2,997,298
70,109	Warner Chilcott PLC Class A*	1,191,853

		5,221,664

Real Estate Investment Trusts – 2.8%
63,492	American Tower Corp.	4,591,106
4,930	AvalonBay Communities, Inc.	725,154
88,275	HCP, Inc.	4,167,463
128,042	Rayonier, Inc.	6,106,323

		15,590,046

Road & Rail – 1.9%
47,659	CSX Corp.	1,093,298
8,330	Kansas City Southern	606,424
57,509	Norfolk Southern Corp.	4,258,541
39,899	Union Pacific Corp.	4,892,016

		10,850,279

Semiconductors & Semiconductor Equipment – 1.0%
39,991	Broadcom Corp. Class A*	1,354,895
155,855	Intel Corp.	4,005,474

		5,360,369

Software – 10.8%
364,692	Activision Blizzard, Inc.	4,387,245
7,650	BMC Software, Inc.*	302,940
142,590	Intuit, Inc.	8,273,072
724,895	Microsoft Corp.	21,362,656
537,906	Oracle Corp.	16,244,761
8,912	Salesforce.com, Inc.*	1,108,296
306,118	Symantec Corp.*	4,821,358
144,310	TIBCO Software, Inc.*	4,053,668

		60,553,996

Specialty Retail – 3.8%
7,545	Dick’s Sporting Goods, Inc.	370,611
83,441	Lowe’s Cos., Inc.	2,116,898
32,685	PetSmart, Inc.	2,160,805
64,007	Ross Stores, Inc.	4,252,625
9,838	The Home Depot, Inc.	513,347
213,847	TJX Cos., Inc.	9,469,145
7,160	Ulta Salon, Cosmetics & Fragrance, Inc.	607,741
54,035	Urban Outfitters, Inc.*	1,650,769

		21,141,941

Tobacco – 5.9%
65,579	Lorillard, Inc.	8,436,083
187,255	Philip Morris International, Inc.	17,122,597
159,641	Reynolds American, Inc.	7,386,589

		32,945,269

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 1.5%
11,673	Fastenal Co.	$ 503,340
42,922	MSC Industrial Direct Co., Inc. Class A	2,950,029
19,262	W.W. Grainger, Inc.	3,945,435
17,119	WESCO International, Inc.*	953,700

		8,352,504

TOTAL COMMON STOCKS		$546,046,504

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.0%
Repurchase Agreement – 2.0%
Joint Repurchase Agreement Account II
$ 11,300,000	0.180%	08/01/12	$ 11,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$557,346,504

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.8%
Financial Square Money Market Fund
4,489,875	0.155%		$ 4,489,875

TOTAL INVESTMENTS – 100.5%			$561,836,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(2,985,282)

NET ASSETS – 100.0%			$558,851,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	129	September 2012	$8,866,170	$243,821

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$495,641,625
Gross unrealized gain	78,018,592
Gross unrealized loss	(11,823,838)
Net unrealized security gain	$66,194,754

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 1.3%
11,533	Alliant Techsystems, Inc.	$ 534,208
63,559	Exelis, Inc.	597,455
27,901	Huntington Ingalls Industries, Inc.*	1,087,860
51,190	Northrop Grumman Corp.	3,388,778
5,054	The Boeing Co.	373,541

		5,981,842

Air Freight & Logistics – 0.8%
40,898	FedEx Corp.	3,693,089

Auto Components* – 0.1%
39,880	The Goodyear Tire & Rubber Co.	456,626

Automobiles – 0.4%
61,827	Thor Industries, Inc.	1,776,290

Beverages – 1.0%
86,279	Constellation Brands, Inc. Class A*	2,433,930
4,952	Molson Coors Brewing Co. Class B	209,569
30,774	Monster Beverage Corp.*	2,045,548

		4,689,047

Biotechnology – 3.0%
71,261	Amgen, Inc.	5,886,159
8,594	Biogen Idec, Inc.*	1,253,263
19,071	Celgene Corp.*	1,305,601
68,751	Gilead Sciences, Inc.*	3,735,242
6,046	Regeneron Pharmaceuticals, Inc.*	814,094
12,995	United Therapeutics Corp.*	711,866
8,095	Vertex Pharmaceuticals, Inc.*	392,688

		14,098,913

Building Products – 0.1%
13,042	Armstrong World Industries, Inc.	504,073

Capital Markets – 2.4%
45,350	Franklin Resources, Inc.	5,212,983
9,793	Raymond James Financial, Inc.	329,241
198,218	SEI Investments Co.	4,198,257
26,508	State Street Corp.	1,070,393
14,857	Waddell & Reed Financial, Inc. Class A	432,190

		11,243,064

Chemicals – 1.7%
11,770	Celanese Corp. Series A	448,790
33,534	CF Industries Holdings, Inc.	6,564,616
21,503	The Scotts Miracle-Gro Co. Class A	857,970

		7,871,376

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 5.2%
4,902	Bank of Hawaii Corp.	$ 228,972
194,252	BB&T Corp.	6,093,685
44,979	City National Corp.	2,216,565
25,344	Commerce Bancshares, Inc.	998,047
94,440	East West Bancorp, Inc.	2,058,792
251,418	First Niagara Financial Group, Inc.	1,905,749
39,134	Fulton Financial Corp.	359,642
114,989	KeyCorp.	917,612
19,999	M&T Bank Corp.	1,716,714
6,284	PNC Financial Services Group, Inc.	371,384
222,015	Wells Fargo & Co.	7,506,327

		24,373,489

Communications Equipment – 0.6%
164,298	Cisco Systems, Inc.	2,620,553

Computers & Peripherals – 1.6%
88,279	Dell, Inc.*	1,048,755
125,902	Hewlett-Packard Co.	2,296,452
38,319	Seagate Technology PLC	1,150,336
83,380	Western Digital Corp.*	3,316,023

		7,811,566

Construction & Engineering – 0.1%
16,423	Chicago Bridge & Iron Co. NV	586,958

Consumer Finance – 1.8%
36,113	Capital One Financial Corp.	2,040,024
181,293	Discover Financial Services	6,519,296

		8,559,320

Diversified Consumer Services – 0.4%
35,540	Weight Watchers International, Inc.	1,798,324

Diversified Financial Services – 4.2%
260,313	Bank of America Corp.	1,910,697
34,901	Citigroup, Inc.	946,864
32,675	CME Group, Inc.	1,702,694
398,590	JPMorgan Chase & Co.	14,349,240
20,860	Leucadia National Corp.	452,245
18,608	The NASDAQ OMX Group, Inc.	422,402

		19,784,142

Diversified Telecommunication Services(a) – 2.3%
285,252	AT&T, Inc.	10,816,756

Electric Utilities – 0.2%
8,172	Entergy Corp.	593,859
8,049	Xcel Energy, Inc.	235,836

		829,695

Electrical Equipment – 0.1%
12,659	Emerson Electric Co.	604,720

Electronic Equipment, Instruments &
Components* – 0.6%
206,079	Ingram Micro, Inc. Class A	3,089,124

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.0%
1,490	Core Laboratories N.V.	$ 166,224

Food & Staples Retailing – 0.6%
46,571	CVS Caremark Corp.	2,107,338
6,195	Whole Foods Market, Inc.	568,577

		2,675,915

Food Products – 0.1%
19,498	Tyson Foods, Inc. Class A	292,665

Health Care Equipment & Supplies – 0.8%
281,802	Boston Scientific Corp.*	1,456,916
30,010	CareFusion Corp.*	732,544
40,094	DENTSPLY International, Inc.	1,457,016

		3,646,476

Health Care Providers & Services – 2.7%
35,186	AmerisourceBergen Corp.	1,396,884
19,981	Cardinal Health, Inc.	860,981
100,733	Coventry Health Care, Inc.	3,357,431
34,635	HCA Holdings, Inc.	917,135
49,524	Humana, Inc.	3,050,678
13,852	McKesson Corp.	1,256,792
11,269	MEDNAX, Inc.*	745,219
212,437	Tenet Healthcare Corp.*	981,459

		12,566,579

Hotels, Restaurants & Leisure – 0.9%
15,531	Carnival Corp.	516,872
77,354	Marriott International, Inc. Class A	2,817,233
26,851	Marriott Vacations Worldwide Corp.*	832,918
5,168	Wyndham Worldwide Corp.	268,994

		4,436,017

Household Durables – 0.2%
26,535	Lennar Corp.	775,087
548	NVR, Inc.*	424,141

		1,199,228

Household Products – 2.2%
163,387	The Procter & Gamble Co.	10,544,997

Industrial Conglomerates – 3.0%
687,809	General Electric Co.	14,272,037

Insurance – 4.5%
13,546	ACE Ltd.	995,631
18,069	Allied World Assurance Co. Holdings Ltd.	1,362,945
56,723	Assurant, Inc.	2,053,940
57,721	Berkshire Hathaway, Inc. Class B*	4,897,050
9,550	Protective Life Corp.	266,540
260,227	Unum Group	4,915,688
182,733	Validus Holdings Ltd.	5,944,304
20,573	W.R. Berkley Corp.	753,589

		21,189,687

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail* – 0.4%
2,611	Priceline.com, Inc.	$ 1,727,803

Internet Software & Services* – 1.5%
35,699	AOL, Inc.	1,137,370
9,406	Google, Inc. Class A	5,953,716

		7,091,086

IT Services – 0.1%
28,788	Lender Processing Services, Inc.	710,200

Life Sciences Tools & Services* – 0.3%
10,096	Charles River Laboratories International, Inc.	343,567
26,106	Covance, Inc.	1,225,416

		1,568,983

Machinery – 0.6%
13,222	Harsco Corp.	280,968
74,139	The Toro Co.	2,787,626

		3,068,594

Media – 4.4%
67,793	Cablevision Systems Corp. Class A	1,039,944
9,238	DIRECTV Class A*	458,759
179,464	DISH Network Corp. Class A	5,520,313
347,618	News Corp. Class A	8,002,166
31,804	News Corp. Class B	737,535
20,221	Regal Entertainment Group Class A(b)	279,454
83,757	Time Warner, Inc.	3,276,574
34,476	Viacom, Inc. Class B	1,610,374

		20,925,119

Metals & Mining – 0.3%
2,896	Compass Minerals International, Inc.	209,497
24,236	Newmont Mining Corp.	1,077,775

		1,287,272

Multi-Utilities – 6.7%
5,646	Alliant Energy Corp.	263,725
186,027	Ameren Corp.	6,363,984
15,456	CenterPoint Energy, Inc.	325,503
111,201	Consolidated Edison, Inc.	7,172,465
41,336	DTE Energy Co.	2,536,790
102,567	Integrys Energy Group, Inc.	6,209,406
15,234	MDU Resources Group, Inc.	341,089
91,662	NiSource, Inc.	2,345,631
154,322	Public Service Enterprise Group, Inc.	5,129,663
21,801	SCANA Corp.	1,071,955

		31,760,211

Multiline Retail – 1.1%
53,817	Big Lots, Inc.*	2,180,127
5,450	Dollar Tree, Inc.*	274,353

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – (continued)
39,120	Family Dollar Stores, Inc.	$ 2,585,049

		5,039,529

Oil, Gas & Consumable Fuels – 17.8%
18,069	Apache Corp.	1,556,102
52,070	Chesapeake Energy Corp.(b)	979,957
136,534	Chevron Corp.	14,961,396
21,187	Cimarex Energy Co.	1,201,091
189,675	ConocoPhillips	10,325,907
248,437	Exxon Mobil Corp.	21,576,753
143,828	Hess Corp.	6,782,929
43,881	HollyFrontier Corp.	1,640,711
73,620	Marathon Oil Corp.	1,948,721
135,367	Marathon Petroleum Corp.	6,402,859
116,800	Murphy Oil Corp.	6,267,488
92,759	Occidental Petroleum Corp.	8,072,816
36,435	Phillips 66	1,369,956
23,224	Sunoco, Inc.	1,119,165

		84,205,851

Personal Products – 0.5%
43,602	Herbalife Ltd.	2,393,314

Pharmaceuticals – 5.8%
75,635	Eli Lilly & Co.	3,330,209
8,246	Forest Laboratories, Inc.*	276,653
100,139	Johnson & Johnson	6,931,622
204,287	Merck & Co., Inc.	9,023,357
255,498	Pfizer, Inc.	6,142,172
86,752	Warner Chilcott PLC Class A*	1,474,784

		27,178,797

Real Estate Investment Trusts – 4.9%
82,477	American Tower Corp.	5,963,912
46,010	AvalonBay Communities, Inc.	6,767,611
52,715	Equity Residential	3,337,387
125,481	Rayonier, Inc.	5,984,189
8,262	Senior Housing Properties Trust	187,960
8,967	Taubman Centers, Inc.	695,122

		22,936,181

Road & Rail – 1.2%
12,652	CSX Corp.	290,237
49,535	Norfolk Southern Corp.	3,668,067
13,784	Union Pacific Corp.	1,690,056

		5,648,360

Semiconductors & Semiconductor Equipment – 0.7%
120,667	Intel Corp.	3,101,142
29,271	Marvell Technology Group Ltd.	329,591

		3,430,733

Software – 4.2%
60,056	Activision Blizzard, Inc.	722,474
7,485	Adobe Systems, Inc.*	231,137
99,922	Intuit, Inc.	5,797,474
97,427	Microsoft Corp.	2,871,174
194,487	Oracle Corp.	5,873,507

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
162,504	Symantec Corp.*	$ 2,559,438
57,067	TIBCO Software, Inc.*	1,603,012

		19,658,216

Specialty Retail – 1.5%
18,088	Best Buy Co., Inc.	327,212
129,824	Lowe’s Cos., Inc.	3,293,635
47,064	TJX Cos., Inc.	2,083,994
6,119	Ulta Salon, Cosmetics & Fragrance, Inc.	519,381
28,862	Urban Outfitters, Inc.*	881,734

		7,105,956

Thrifts & Mortgage Finance(b) – 0.0%
13,297	New York Community Bancorp, Inc.	172,595

Tobacco – 2.7%
46,591	Lorillard, Inc.	5,993,466
141,515	Reynolds American, Inc.	6,547,899

		12,541,365

Trading Companies & Distributors – 0.1%
4,737	MSC Industrial Direct Co., Inc. Class A	325,574

TOTAL COMMON STOCKS		$460,954,531

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$ 8,900,000	0.180%	08/01/12	$ 8,900,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$469,854,531

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.5%
Financial Square Money Market Fund
2,443,300	0.155%		$ 2,443,300

TOTAL INVESTMENTS – 100.1%			$472,297,831

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(320,643)

NET ASSETS – 100.0%			$471,977,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	106	September 2012	$7,285,380	$97,167

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$417,309,941
Gross unrealized gain	66,751,751
Gross unrealized loss	(11,763,861)
Net unrealized security gain	$54,987,890

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 101.2%
Aerospace & Defense – 0.8%
4,358	Alliant Techsystems, Inc.	$ 201,863
4,063	American Science and Engineering, Inc.	231,753
7,386	Ceradyne, Inc.	162,492
3,912	Cubic Corp.	189,223
15,207	Huntington Ingalls Industries, Inc.*	592,921
5,707	Orbital Sciences Corp.*	74,762
4,004	Spirit AeroSystems Holdings, Inc. Class A*	94,094

		1,547,108

Air Freight & Logistics* – 0.3%
131,906	Pacer International, Inc.	554,005

Airlines* – 1.2%
41,274	Alaska Air Group, Inc.	1,438,399
2,350	Allegiant Travel Co.	166,991
13,417	Hawaiian Holdings, Inc.	85,466
51,342	US Airways Group, Inc.	588,379

		2,279,235

Auto Components – 0.2%
22,285	Stoneridge, Inc.*	143,070
8,545	Superior Industries International, Inc.	146,034

		289,104

Automobiles – 0.3%
20,149	Thor Industries, Inc.	578,881

Beverages* – 1.9%
141,545	National Beverage Corp.	2,052,402
14,194	The Boston Beer Co., Inc. Class A(a)	1,528,978

		3,581,380

Biotechnology* – 4.6%
20,505	Acorda Therapeutics, Inc.	493,555
28,453	Affymax, Inc.	461,792
23,361	Arena Pharmaceuticals, Inc.	195,298
51,603	Aveo Pharmaceuticals, Inc.(a)	675,999
7,519	Cepheid, Inc.	240,909
16,140	Cubist Pharmaceuticals, Inc.	694,988
20,183	Emergent Biosolutions, Inc.	294,874
64,748	Enzon Pharmaceuticals, Inc.	429,279
15,822	Momenta Pharmaceuticals, Inc.	224,989
378,256	Nabi Biopharmaceuticals	612,775
53,692	Pharmacyclics, Inc.	2,856,951
143,555	Progenics Pharmaceuticals, Inc.	747,922
25,409	Spectrum Pharmaceuticals, Inc.(a)	355,472
3,962	Synageva BioPharma Corp.	198,338

		8,483,141

Shares	Description	Value
Common Stocks – (continued)
Building Products – 0.9%
28,486	American Woodmark Corp.*	$ 474,861
1,975	Trex Co., Inc.*	50,323
33,762	Universal Forest Products, Inc.	1,078,021

		1,603,205

Capital Markets – 1.9%
2,970	Capital Southwest Corp.	310,068
11,443	Federated Investors, Inc. Class B(a)	230,119
36,035	GAMCO Investors, Inc. Class A	1,610,404
39,524	Gladstone Capital Corp.	322,120
70,569	NGP Capital Resources Co.	515,154
76,498	Pzena Investment Management, Inc. Class A	294,517
7,255	Waddell & Reed Financial, Inc. Class A	211,048

		3,493,430

Chemicals – 2.8%
19,866	A. Schulman, Inc.	434,271
7,314	Georgia Gulf Corp.	239,753
8,956	Intrepid Potash, Inc.*	209,033
48,395	Kraton Performance Polymers, Inc.*	1,133,411
6,400	LSB Industries, Inc.*	205,632
69,512	Spartech Corp.*	353,816
20,970	Stepan Co.	1,859,200
14,147	The Scotts Miracle-Gro Co. Class A	564,465
6,571	Zep, Inc.	100,274

		5,099,855

Commercial Banks – 6.5%
21,572	1st Source Corp.	479,330
5,177	BBCN Bancorp, Inc.*	58,707
3,513	Commerce Bancshares, Inc.	138,342
1,876	Community Bank System, Inc.	51,609
198,642	CVB Financial Corp.	2,343,976
18,445	F.N.B. Corp.	200,682
94,369	First Bancorp	804,024
14,083	First Bancorp, Inc.	236,594
3,588	First Financial Bancorp	57,264
24,102	First Interstate BancSystem, Inc.	347,310
53,628	First Niagara Financial Group, Inc.	406,500
73,138	Great Southern Bancorp, Inc.	2,241,680
1,986	Home Bancshares, Inc.	59,878
118,451	International Bancshares Corp.	2,171,207
8,736	Investors Bancorp, Inc.*	142,135
3,973	PacWest Bancorp	91,021
7,407	Prosperity Bancshares, Inc.	300,502
67,602	Renasant Corp.	1,196,555
8,450	State Bank Financial Corp.*	134,439
1,231	UMB Financial Corp.	59,162
7,347	Umpqua Holdings Corp.	91,691
12,400	United Bankshares, Inc.(a)	288,920

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
2,000	Wintrust Financial Corp.	$ 73,420

		11,974,948

Commercial Services & Supplies – 1.2%
9,683	ABM Industries, Inc.	180,104
31,770	Acco Brands Corp.*	269,092
2,464	Consolidated Graphics, Inc.*	58,421
19,566	HNI Corp.	519,869
117,464	Kimball International, Inc. Class B	1,098,288
3,019	Mine Safety Appliances Co.	103,612
3,331	Quad Graphics, Inc.	51,264

		2,280,650

Communications Equipment – 1.7%
12,831	ADTRAN, Inc.	276,893
6,986	Bel Fuse, Inc. Class B	125,958
167,977	Extreme Networks, Inc.*	537,526
22,897	PC-Tel, Inc.	141,046
167,114	ShoreTel, Inc.*	782,093
213,627	Symmetricom, Inc.*	1,279,626

		3,143,142

Computers & Peripherals – 2.1%
3,644	Diebold, Inc.	117,883
79,154	Electronics for Imaging, Inc.*	1,157,232
31,943	Fusion-io, Inc.*(a)	610,750
39,306	Imation Corp.*	218,934
314,760	Quantum Corp.*	465,845
54,207	STEC, Inc.*	437,451
77,845	Xyratex Ltd.	920,906

		3,929,001

Consumer Finance – 1.1%
51,096	Cash America International, Inc.	1,957,999
1,065	World Acceptance Corp.*	75,902

		2,033,901

Distributors – 0.1%
3,389	Core-Mark Holding Co., Inc.	163,655

Diversified Consumer Services – 0.9%
19,170	Ascent Capital Group LLC Class A*	954,283
5,382	Coinstar, Inc.*(a)	255,591
7,287	Hillenbrand, Inc.	125,992
5,606	Weight Watchers International, Inc.	283,664

		1,619,530

Diversified Telecommunication Services*(a) – 0.1%
6,517	magicJack VocalTec Ltd.	144,743

Electric Utilities – 0.3%
14,188	El Paso Electric Co.	480,264

Electrical Equipment – 1.3%
1,269	Acuity Brands, Inc.	73,526
13,812	Encore Wire Corp.	378,449
226,865	LSI Industries, Inc.	1,463,279

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
73,367	Vicor Corp.	$ 492,292

		2,407,546

Electronic Equipment, Instruments &
Components – 1.4%
65,564	Agilysys, Inc.*	569,751
54,765	Brightpoint, Inc.*	491,242
28,838	Ingram Micro, Inc. Class A*	432,282
28,464	Jabil Circuit, Inc.	617,669
25,268	Methode Electronics, Inc.	222,358
72,993	RadiSys Corp.*	248,906

		2,582,208

Energy Equipment & Services – 0.4%
3,057	Helix Energy Solutions Group, Inc.*	54,659
5,970	Helmerich & Payne, Inc.	277,605
10,894	Nabors Industries Ltd.*	150,773
30,510	Willbros Group, Inc.*	208,994

		692,031

Food & Staples Retailing* – 0.0%
3,981	The Pantry, Inc.	56,650

Food Products – 2.9%
39,600	J&J Snack Foods Corp.	2,288,484
31,831	Lancaster Colony Corp.	2,205,570
157,058	Pilgrim’s Pride Corp.*	730,320
4,236	Snyders-Lance, Inc.	99,249

		5,323,623

Gas Utilities – 0.5%
2,740	Atmos Energy Corp.	98,229
3,095	New Jersey Resources Corp.	142,061
4,629	Northwest Natural Gas Co.	225,386
4,637	Piedmont Natural Gas Co., Inc.	147,364
3,425	Southwest Gas Corp.	152,960
5,450	WGL Holdings, Inc.	220,452

		986,452

Health Care Equipment & Supplies – 1.8%
42,547	Align Technology, Inc.*	1,444,896
6,067	AngioDynamics, Inc.*	66,798
1,897	Atrion Corp.	390,782
65,110	Invacare Corp.	917,400
9,072	Masimo Corp.*	203,213
108,226	Medical Action Industries, Inc.*	376,626

		3,399,715

Health Care Providers & Services – 2.7%
29,392	Amedisys, Inc.*	358,288
29,383	AMN Healthcare Services, Inc.*	171,597
126,371	Assisted Living Concepts, Inc. Class A	1,770,458
3,717	Bio-Reference Laboratories, Inc.*	91,996
7,822	Catamaran Corp.*	661,037
5,479	Chemed Corp.	343,917
20,768	Kindred Healthcare, Inc.*	196,673

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
7,982	Molina Healthcare, Inc.*	$ 194,840
84,151	PharMerica Corp.*	865,914
12,831	Select Medical Holdings Corp.*	136,650
30,523	Skilled Healthcare Group, Inc. Class A*	165,740
11,288	Sun Healthcare Group, Inc.*	94,368

		5,051,478

Hotels, Restaurants & Leisure – 2.9%
5,698	Biglari Holdings, Inc.*	2,141,023
13,828	Domino’s Pizza, Inc.	472,088
9,979	Marriott Vacations Worldwide Corp.*	309,549
48,230	Papa John’s International, Inc.*(b)	2,460,212

		5,382,872

Household Durables – 1.7%
9,705	American Greetings Corp. Class A(a)	128,979
51,626	Blyth, Inc.	1,769,739
16,958	D.R. Horton, Inc.	298,970
14,918	Hooker Furniture Corp.	175,883
57,082	Hovnanian Enterprises, Inc. Class A*(a)	132,430
6,020	Lennar Corp.	175,844
2,016	Meritage Homes Corp.*	70,762
9,159	PulteGroup, Inc.*	103,497
2,542	The Ryland Group, Inc.	60,703
8,104	Toll Brothers, Inc.*	236,394

		3,153,201

Household Products* – 1.3%
210,016	Central Garden & Pet Co. Class A	2,398,383

Independent Power Producers & Energy
Traders – 0.1%
12,345	Genie Energy Ltd. Class B	87,156

Industrial Conglomerates* – 0.1%
59	Seaboard Corp.	129,800

Insurance – 1.2%
6,431	American Equity Investment Life Holding Co.	75,050
4,376	Assured Guaranty Ltd.	52,424
38,191	CNO Financial Group, Inc.	316,603
4,890	First American Financial Corp.	89,585
9,933	Global Indemnity PLC*	190,912
81,320	Maiden Holdings Ltd.	690,407
2,022	Mercury General Corp.	73,237
4,737	Stewart Information Services Corp.	80,861
36,825	Symetra Financial Corp.	428,275
8,947	Tower Group, Inc.	166,772

		2,164,126

Internet Software & Services – 1.9%
8,816	AOL, Inc.*	280,878
19,953	Cornerstone OnDemand, Inc.*	474,482
2,000	DealerTrack Holdings, Inc.*	58,340

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
14,660	LivePerson, Inc.*	$ 274,142
15,723	LogMeIn, Inc.*	297,951
192,572	Marchex, Inc. Class B(a)	668,225
8,865	Rackspace Hosting, Inc.*	388,996
128,046	RealNetworks, Inc.	993,637
6,832	WebMD Health Corp.*	100,499

		3,537,150

IT Services – 3.1%
472,507	Ciber, Inc.*	1,771,901
27,001	CSG Systems International, Inc.*	476,028
10,867	Heartland Payment Systems, Inc.	344,484
34,058	Lender Processing Services, Inc.	840,211
613,275	Lionbridge Technologies, Inc.*	1,888,887
10,400	ManTech International Corp. Class A	228,072
49,961	ModusLink Global Solutions, Inc.*	170,866

		5,720,449

Leisure Equipment & Products(a) – 0.1%
3,839	Sturm Ruger & Co., Inc.	189,762

Life Sciences Tools & Services* – 0.3%
10,386	Covance, Inc.	487,519

Machinery – 3.8%
43,761	Albany International Corp. Class A	783,322
10,860	Astec Industries, Inc.*	317,112
55,949	Kadant, Inc.*	1,158,704
29,148	Lydall, Inc.*	371,928
35,436	Miller Industries, Inc.	581,859
6,787	Mueller Industries, Inc.	289,330
19,038	NACCO Industries, Inc. Class A	1,906,656
6,232	Oshkosh Corp.*	140,345
2,077	Sauer-Danfoss, Inc.	75,167
23,239	Tecumseh Products Co. Class A*	125,955
21,559	Tennant Co.	898,363
13,159	Trinity Industries, Inc.	368,452

		7,017,193

Media – 0.9%
9,419	Arbitron, Inc.	330,324
10,982	Cablevision Systems Corp. Class A	168,464
13,855	Entercom Communications Corp. Class A*	75,371
33,622	Harte-Hanks, Inc.	211,819
161,335	Journal Communications, Inc. Class A*	893,796

		1,679,774

Metals & Mining – 0.4%
90,042	Golden Star Resources Ltd.*(a)	106,249

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
30,852	Materion Corp.	$ 605,625

		711,874

Multi-Utilities – 2.6%
9,483	Alliant Energy Corp.	442,951
19,629	Avista Corp.	543,331
34,767	Integrys Energy Group, Inc.	2,104,794
28,535	NorthWestern Corp.	1,053,797
4,052	SCANA Corp.	199,237
21,025	TECO Energy, Inc.	382,445
4,244	Vectren Corp.	126,683

		4,853,238

Multiline Retail – 1.2%
1,895	Big Lots, Inc.*	76,767
150,871	Fred’s, Inc. Class A	2,142,368

		2,219,135

Oil, Gas & Consumable Fuels – 3.9%
41,499	Alon USA Energy, Inc.	453,169
4,435	Cheniere Energy, Inc.*	60,449
4,381	Contango Oil & Gas Co.*	259,574
45,618	Delek US Holdings, Inc.	900,499
10,901	Energy XXI (Bermuda) Ltd.	339,893
61,649	SemGroup Corp. Class A*	2,078,188
10,220	Targa Resources Corp.	450,191
22,233	Tesoro Corp.*(b)	614,743
89,181	Western Refining, Inc.(a)	2,098,429

		7,255,135

Paper & Forest Products – 0.3%
12,421	Buckeye Technologies, Inc.	374,120
21,840	Louisiana-Pacific Corp.*	225,389

		599,509

Personal Products – 0.0%
1,325	Herbalife Ltd.	72,729

Pharmaceuticals* – 2.1%
11,679	Auxilium Pharmaceuticals, Inc.	314,632
49,673	Jazz Pharmaceuticals PLC	2,387,781
12,797	Questcor Pharmaceuticals, Inc.(a)	471,825
35,522	VIVUS, Inc.	747,028

		3,921,266

Professional Services – 2.7%
57,440	CDI Corp.	928,230
16,303	Insperity, Inc.	427,791
166,110	Kelly Services, Inc. Class A	1,970,065
70,533	Kforce, Inc.*	816,067
113,425	Volt Information Sciences, Inc.*	771,290

		4,913,443

Real Estate Investment Trusts – 7.5%
10,989	AG Mortgage Investment Trust, Inc.	248,022

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
6,212	American Campus Communities, Inc.	$ 296,064
5,352	CubeSmart	64,170
63,075	DuPont Fabros Technology, Inc.	1,696,717
1,861	Equity Lifestyle Properties, Inc.	133,843
191,832	Franklin Street Properties Corp.	1,989,298
6,271	Getty Realty Corp.(a)	116,515
4,479	LaSalle Hotel Properties	117,619
46,767	LTC Properties, Inc.	1,669,582
46,053	National Health Investors, Inc.	2,472,586
6,323	OMEGA Healthcare Investors, Inc.	153,269
29,580	Potlatch Corp.	1,023,764
1,496	PS Business Parks, Inc.	101,145
50,591	Rayonier, Inc.	2,412,685
16,720	Taubman Centers, Inc.	1,296,134

		13,791,413

Real Estate Management & Development* – 1.1%
25,258	Altisource Portfolio Solutions SA	1,959,011
2,071	Tejon Ranch Co.	53,825

		2,012,836

Road & Rail – 1.1%
5,404	Genesee & Wyoming, Inc. Class A*	335,372
72,098	Marten Transport Ltd.	1,294,159
30,946	Universal Truckload Services, Inc.	460,786

		2,090,317

Semiconductors & Semiconductor Equipment – 1.1%
54,155	DSP Group, Inc.*	313,016
16,200	Fairchild Semiconductor International, Inc.*	224,532
61,253	Micrel, Inc.	572,103
13,329	MKS Instruments, Inc.	351,886
1,642	Silicon Laboratories, Inc.*	60,672
15,050	Skyworks Solutions, Inc.*	435,396

		1,957,605

Software – 8.2%
275,001	Accelrys, Inc.*	2,233,008
75,390	Blackbaud, Inc.	2,034,022
10,379	CommVault Systems, Inc.*	503,589
4,515	Guidewire Software, Inc.*	115,855
4,150	Informatica Corp.*	122,467
3,329	Kenexa Corp.*	79,263
49,431	Manhattan Associates, Inc.*	2,307,933
16,867	MicroStrategy, Inc. Class A*	1,964,331
8,140	Monotype Imaging Holdings, Inc.*	119,495
7,825	Nuance Communications, Inc.*	159,239
3,264	OPNET Technologies, Inc.	86,300
38,923	Pegasystems, Inc.	1,081,281
33,156	PROS Holdings, Inc.*	462,195

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
41,740	Quest Software, Inc.*	$ 1,166,216
13,070	SS&C Technologies Holdings, Inc.*	317,601
3,526	The Ultimate Software Group, Inc.*	315,471
61,278	TIBCO Software, Inc.*	1,721,299
17,341	VirnetX Holding Corp.*(a)	410,288

		15,199,853

Specialty Retail – 7.4%
21,781	ANN, Inc.*	589,829
7,799	Asbury Automotive Group, Inc.*	204,022
11,457	Collective Brands, Inc.*	246,555
57,306	Express, Inc.*	922,627
72,614	Francesca’s Holdings Corp.*	2,280,806
1,859	Genesco, Inc.*	123,103
1,038	Group 1 Automotive, Inc.	55,792
19,714	Hot Topic, Inc.	200,294
5,226	Lithia Motors, Inc. Class A	145,596
27,503	Lumber Liquidators Holdings, Inc.*	1,163,102
26,269	Select Comfort Corp.*	683,257
39,865	Shoe Carnival, Inc.	885,003
124,387	Stage Stores, Inc.	2,355,890
20,438	The Buckle, Inc.(a)	790,337
2,201	Ulta Salon, Cosmetics & Fragrance, Inc.	186,821
15,312	Urban Outfitters, Inc.*	467,782
63,483	Zumiez, Inc.*	2,306,337

		13,607,153

Textiles, Apparel & Luxury Goods – 1.0%
28,512	Kenneth Cole Productions, Inc. Class A*	428,820
17,212	Oxford Industries, Inc.	744,247
30,899	Perry Ellis International, Inc.*	582,446

		1,755,513

Thrifts & Mortgage Finance – 0.2%
13,368	Astoria Financial Corp.	125,926
9,465	Brookline Bancorp, Inc.	79,601
6,416	Provident Financial Services, Inc.	97,716

		303,243

Tobacco* – 0.2%
84,623	Alliance One International, Inc.	275,871

Trading Companies & Distributors – 2.4%
30,131	Aircastle Ltd.	356,450
42,772	Beacon Roofing Supply, Inc.*	1,133,885
21,134	H&E Equipment Services, Inc.*	298,412
24,305	Interline Brands, Inc.*	616,861
27,331	Watsco, Inc.	1,856,868
1,235	WESCO International, Inc.*	68,802

		4,331,278

Wireless Telecommunication Services – 0.5%
83,271	USA Mobility, Inc.	927,639

TOTAL COMMON STOCKS		$186,525,316

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$ 4,300,000	0.180%	08/01/12	$ 4,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$190,825,316

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) – 3.4%
Financial Square Money Market Fund
6,372,674	0.155%	$ 6,372,674

TOTAL INVESTMENTS – 106.9%		$197,197,990

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.9)%		(12,805,133)

NET ASSETS – 100.0%		$184,392,857

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	47	September 2012	$3,687,620	$(70,787)

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$172,204,195
Gross unrealized gain	39,365,939
Gross unrealized loss	(14,372,144)
Net unrealized security gain	$24,993,795

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 0.9%
696	American Science and Engineering, Inc.	$ 39,700
4,265	Cubic Corp.	206,298
905	LMI Aerospace, Inc.*	16,317
4,899	Orbital Sciences Corp.*	64,177
6,137	Taser International, Inc.*	33,201

		359,693

Air Freight & Logistics* – 0.3%
29,813	Pacer International, Inc.	125,215

Airlines – 1.5%
6,795	Alaska Air Group, Inc.*	236,806
3,573	Allegiant Travel Co.*	253,897
4,403	JetBlue Airways Corp.*	24,260
13,243	Republic Airways Holdings, Inc.*	60,256
6,978	SkyWest, Inc.	48,846

		624,065

Auto Components – 0.7%
3,976	Dorman Products, Inc.*	114,191
5,284	Stoneridge, Inc.*	33,923
9,625	Superior Industries International, Inc.	164,491

		312,605

Automobiles – 0.4%
5,524	Thor Industries, Inc.	158,705
2,871	Winnebago Industries, Inc.*	29,083

		187,788

Beverages* – 1.6%
481	Constellation Brands, Inc. Class A	13,569
5,943	National Beverage Corp.	86,173
5,201	The Boston Beer Co., Inc. Class A(a)	560,252

		659,994

Biotechnology – 7.6%
7,497	Acorda Therapeutics, Inc.*	180,453
5,759	Affymax, Inc.*	93,469
2,147	Alkermes PLC*	39,913
10,738	Arena Pharmaceuticals, Inc.*	89,770
13,884	Aveo Pharmaceuticals, Inc.*(a)	181,880
7,376	Cepheid, Inc.*	236,327
6,816	Codexis, Inc.*	20,993
10,904	Cubist Pharmaceuticals, Inc.*	469,526
11,647	Emergent Biosolutions, Inc.*	170,163
10,425	Enzon Pharmaceuticals, Inc.*	69,118
12,611	Exelixis, Inc.*	78,819
9,064	Genomic Health, Inc.*	304,278
7,841	Momenta Pharmaceuticals, Inc.*	111,499
40,408	Nabi Biopharmaceuticals*	65,461
29,709	PDL BioPharma, Inc.	201,724
13,642	Pharmacyclics, Inc.*	725,891

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
10,385	Progenics Pharmaceuticals, Inc.*	$ 54,106
7,355	Spectrum Pharmaceuticals, Inc.*(a)	102,896

		3,196,286

Building Products – 0.3%
1,751	Simpson Manufacturing Co., Inc.	42,444
2,683	Universal Forest Products, Inc.	85,668

		128,112

Capital Markets – 0.7%
2,470	Cohen & Steers, Inc.	81,510
2,947	GAMCO Investors, Inc. Class A	131,702
1,572	New Mountain Finance Corp.	22,338
5,100	Pzena Investment Management, Inc. Class A	19,635
1,481	Safeguard Scientifics, Inc.*	22,911

		278,096

Chemicals – 2.4%
1,025	American Vanguard Corp.	23,975
1,688	Koppers Holdings, Inc.	55,603
9,023	Kraton Performance Polymers, Inc.*	211,319
2,074	PolyOne Corp.	30,550
17,025	Senomyx, Inc.*	35,071
7,380	Spartech Corp.*	37,564
4,425	Stepan Co.	392,320
3,484	The Scotts Miracle-Gro Co. Class A	139,012
2,094	TPC Group, Inc.*	80,619

		1,006,033

Commercial Banks – 0.6%
904	Banner Corp.	20,548
3,596	Cathay General Bancorp	58,219
2,564	PacWest Bancorp	58,741
4,702	PrivateBancorp, Inc.	72,035
2,422	State Bank Financial Corp.*	38,534

		248,077

Commercial Services & Supplies – 2.0%
4,566	ABM Industries, Inc.	84,928
1,971	Acco Brands Corp.*	16,694
6,814	Healthcare Services Group, Inc.	147,728
14,571	HNI Corp.	387,151
716	Portfolio Recovery Associates, Inc.*	60,631
2,580	Rollins, Inc.	60,836
2,486	United Stationers, Inc.	62,672

		820,640

Communications Equipment – 0.8%
1,317	ADTRAN, Inc.	28,421
8,250	Extreme Networks, Inc.*	26,400
13,089	Infinera Corp.*	72,251
3,106	Plantronics, Inc.	101,939

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
23,745	ShoreTel, Inc.*	$ 111,127

		340,138

Computers & Peripherals – 2.2%
8,894	Fusion-io, Inc.*(a)	170,053
65,560	Quantum Corp.*	97,029
17,271	STEC, Inc.*	139,377
5,063	Super Micro Computer, Inc.*	62,832
5,341	Synaptics, Inc.*	140,895
26,317	Xyratex Ltd.	311,330

		921,516

Consumer Finance – 0.7%
4,168	Cash America International, Inc.	159,718
2,090	Green Dot Corp. Class A*(a)	21,819
1,504	World Acceptance Corp.*	107,190

		288,727

Distributors – 0.5%
3,854	Core-Mark Holding Co., Inc.	186,110
2,951	VOXX International Corp.*	22,103

		208,213

Diversified Consumer Services – 0.3%
2,347	Coinstar, Inc.*	111,459
1,352	Regis Corp.	22,876

		134,335

Diversified Telecommunication Services* – 0.4%
15,032	Cbeyond, Inc.	107,178
3,718	magicJack VocalTec Ltd.(a)	82,577

		189,755

Electrical Equipment – 0.3%
2,992	Coleman Cable, Inc.	25,941
13,360	Vicor Corp.	89,645

		115,586

Electronic Equipment, Instruments &
Components – 0.8%
5,560	Agilysys, Inc.*	48,316
10,006	Brightpoint, Inc.*	89,754
7,365	Insight Enterprises, Inc.*	123,438
2,268	Jabil Circuit, Inc.	49,216
6,979	RadiSys Corp.*	23,798

		334,522

Energy Equipment & Services* – 0.1%
8,993	Parker Drilling Co.	41,638

Food & Staples Retailing* – 0.5%
3,367	Susser Holdings Corp.	121,582
6,834	The Pantry, Inc.	97,248

		218,830

Food Products – 3.6%
6,650	Cal-Maine Foods, Inc.	250,905
3,622	Dole Food Co., Inc.*	42,631
8,729	Lancaster Colony Corp.	604,832

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
56,771	Pilgrim’s Pride Corp.*	$ 263,985
14,406	Snyder’s-Lance, Inc.	337,533

		1,499,886

Health Care Equipment & Supplies – 3.8%
3,279	ABIOMED, Inc.*	73,941
20,046	Align Technology, Inc.*	680,762
2,297	DexCom, Inc.*	25,290
3,028	ICU Medical, Inc.*	161,483
1,458	Insulet, Corp.*	28,519
6,966	Invacare Corp.	98,151
19,058	Masimo Corp.*	426,899
4,962	Medical Action Industries, Inc.*	17,268
5,675	Vascular Solutions, Inc.*	75,705

		1,588,018

Health Care Providers & Services* – 3.4%
5,105	Amedisys, Inc.	62,230
5,300	AMN Healthcare Services, Inc.	30,952
10,667	Bio-Reference Laboratories, Inc.	264,008
4,946	BioScrip, Inc.	31,457
4,937	Catamaran Corp.	417,226
2,720	CorVel Corp.	125,501
8,135	Kindred Healthcare, Inc.	77,038
2,055	MEDNAX, Inc.	135,897
1,084	Molina Healthcare, Inc.	26,460
521	MWI Veterinary Supply, Inc.	47,458
12,710	PharMerica Corp.	130,786
9,441	Skilled Healthcare Group, Inc. Class A	51,265
3,967	Sun Healthcare Group, Inc.	33,164

		1,433,442

Health Care Technology* – 0.3%
11,226	MedAssets, Inc.	148,071

Hotels, Restaurants & Leisure – 3.8%
522	Biglari Holdings, Inc.*	196,142
7,395	Domino’s Pizza, Inc.	252,465
12,606	Multimedia Games, Inc.*	178,375
11,501	Papa John’s International, Inc.*	586,666
3,376	Red Robin Gourmet Burgers, Inc.*	100,774
13,027	Texas Roadhouse, Inc.	225,497
3,209	Town Sports International Holdings, Inc.*	41,460

		1,581,379

Household Durables – 0.9%
1,575	American Greetings Corp. Class A	20,932
12,510	Beazer Homes USA, Inc.*	29,023
7,286	Blyth, Inc.	249,764
1,929	Ethan Allen Interiors, Inc.	39,795
17,134	Hovnanian Enterprises, Inc. Class A*(a)	39,751
18	NVR, Inc.*	13,932

		393,197

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products* – 0.1%
3,827	Central Garden & Pet Co. Class A	$ 43,704

Industrial Conglomerates* – 0.2%
42	Seaboard Corp.	92,400

Insurance – 0.6%
930	Global Indemnity PLC*	17,875
7,288	Primerica, Inc.	199,472
968	Stewart Information Services Corp.	16,524

		233,871

Internet Software & Services – 2.8%
19,728	Cornerstone OnDemand, Inc.*	469,132
2,254	Demandware, Inc.*	55,381
12,135	LivePerson, Inc.*	226,925
8,616	LogMeIn, Inc.*	163,273
14,917	Marchex, Inc. Class B(a)	51,762
518	OpenTable, Inc.*	18,834
10,960	RealNetworks, Inc.	85,050
4,145	Saba Software, Inc.*	34,569
1,255	SciQuest, Inc.*	21,360
1,248	Travelzoo, Inc.*	26,969
2,211	WebMD Health Corp.*	32,524

		1,185,779

IT Services – 2.0%
1,380	Acxiom Corp.*	23,143
317	Alliance Data Systems Corp.*	41,210
5,904	CSG Systems International, Inc.*	104,088
5,622	Global Cash Access Holdings, Inc.*	36,318
2,930	Heartland Payment Systems, Inc.	92,881
3,944	Lender Processing Services, Inc.	97,298
40,706	Lionbridge Technologies, Inc.*	125,374
2,933	ManTech International Corp. Class A	64,321
13,400	TeleTech Holdings, Inc.*	220,564
1,703	TNS, Inc.*	28,832

		834,029

Leisure Equipment & Products – 0.9%
3,014	Arctic Cat, Inc.*	132,616
4,796	Sturm Ruger & Co., Inc.(a)	237,066

		369,682

Life Sciences Tools & Services* – 1.0%
36,801	Affymetrix, Inc.	154,196
2,029	Luminex Corp.	34,757
8,272	Medtox Scientific, Inc.	223,344

		412,297

Machinery – 3.3%
1,451	Alamo Group, Inc.	41,542
1,634	Altra Holdings, Inc.	26,994

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
1,677	American Railcar Industries, Inc.*	$ 51,031
1,173	Astec Industries, Inc.*	34,252
1,276	FreightCar America, Inc.	25,954
12,473	Lydall, Inc.*	159,155
3,811	Met-Pro Corp.	34,490
4,786	Mueller Industries, Inc.	204,027
2,229	NACCO Industries, Inc. Class A	223,234
4,487	Sauer-Danfoss, Inc.	162,384
7,538	Tecumseh Products Co. Class A*	40,856
4,264	Tennant Co.	177,681
2,219	The Greenbrier Cos., Inc.*	36,170
652	The Toro Co.	24,515
3,801	TriMas Corp.*	82,634
1,635	Trinity Industries, Inc.	45,780

		1,370,699

Media – 0.8%
4,211	Arbitron, Inc.	147,680
11,693	Entercom Communications Corp. Class A*	63,610
2,490	Harte-Hanks, Inc.	15,687
13,571	Journal Communications, Inc. Class A*	75,183
960	Scholastic Corp.	28,925

		331,085

Metals & Mining*(a) – 0.1%
27,893	Golden Star Resources Ltd.	32,914

Multi-Utilities – 0.1%
992	NorthWestern Corp.	36,634

Oil, Gas & Consumable Fuels – 5.5%
25,142	Alon USA Energy, Inc.	274,551
10,901	Cheniere Energy, Inc.*	148,581
2,209	Contango Oil & Gas Co.*	130,883
1,907	Crosstex Energy, Inc.	25,725
703	CVR Energy, Inc.*	20,078
13,441	Delek US Holdings, Inc.	265,325
3,579	Energy Partners Ltd.*	60,485
2,220	HollyFrontier Corp.	83,006
13,931	SemGroup Corp. Class A*	469,614
2,780	Targa Resources Corp.	122,459
2,139	Tesoro Corp.*	59,143
9,897	W&T Offshore, Inc.	182,996
19,329	Western Refining, Inc.	454,811

		2,297,657

Paper & Forest Products – 0.8%
9,314	Buckeye Technologies, Inc.	280,538
6,827	Louisiana-Pacific Corp.*	70,454

		350,992

Personal Products – 1.0%
768	Herbalife Ltd.	42,156
9,645	Medifast, Inc.*(a)	271,024
2,665	USANA Health Sciences, Inc.*	119,872

		433,052

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals* – 4.4%
9,627	Auxilium Pharmaceuticals, Inc.	$ 259,351
9,560	Endocyte, Inc.	73,516
13,215	Jazz Pharmaceuticals PLC	635,245
6,402	Obagi Medical Products, Inc.	98,207
6,503	Omeros Corp.	61,453
6,780	Questcor Pharmaceuticals, Inc.(a)	249,979
20,447	SciClone Pharmaceuticals, Inc.	117,570
2,574	ViroPharma, Inc.	55,882
15,037	VIVUS, Inc.	316,228

		1,867,431

Professional Services – 1.5%
6,984	CDI Corp.	112,862
536	FTI Consulting, Inc.*	13,684
3,806	Heidrick & Struggles International, Inc.	50,924
6,714	Insperity, Inc.	176,175
21,322	Kelly Services, Inc. Class A	252,879
3,660	Kforce, Inc.*	42,346

		648,870

Real Estate Investment Trusts – 3.6%
2,389	AG Mortgage Investment Trust, Inc.	53,920
3,559	Chesapeake Lodging Trust	60,396
3,678	Colony Financial, Inc.	67,491
1,093	DuPont Fabros Technology, Inc.	29,402
3,867	Getty Realty Corp.(a)	71,849
2,543	LTC Properties, Inc.	90,785
4,173	National Health Investors, Inc.	224,048
16,776	OMEGA Healthcare Investors, Inc.	406,650
3,550	Potlatch Corp.	122,866
756	PS Business Parks, Inc.	51,113
7,008	Rayonier, Inc.	334,212

		1,512,732

Real Estate Management & Development* – 0.5%
2,629	Altisource Portfolio Solutions SA	203,905

Road & Rail – 1.5%
3,369	Arkansas Best Corp.	46,121
12,875	Celadon Group, Inc.	192,224
2,711	Genesee & Wyoming, Inc. Class A*	168,245
3,455	Universal Truckload Services, Inc.	51,445
7,049	Werner Enterprises, Inc.	162,691

		620,726

Semiconductors & Semiconductor Equipment – 1.5%
10,549	Integrated Device Technology, Inc.*	53,167
26,786	Micrel, Inc.	250,181
14,889	PLX Technology, Inc.*(a)	84,272

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor
Equipment – (continued)
21,181	RF Micro Devices, Inc.*	$ 82,182
4,353	Standard Microsystems Corp.*	160,669

		630,471

Software – 10.6%
11,231	Accelrys, Inc.*	91,196
11,397	Advent Software, Inc.*(b)	259,396
21,072	Blackbaud, Inc.	568,522
1,403	Bottomline Technologies, Inc.*	26,643
9,017	CommVault Systems, Inc.*	437,505
2,563	Deltek, Inc.*	33,370
1,066	ePlus, Inc.*	36,223
914	Imperva, Inc.*	24,130
5,787	Kenexa Corp.*	137,788
8,727	Manhattan Associates, Inc.*	407,464
4,133	MicroStrategy, Inc. Class A*	481,329
5,435	Monotype Imaging Holdings, Inc.*	79,786
389	NetSuite, Inc.*	21,527
4,738	OPNET Technologies, Inc.	125,273
7,334	Pegasystems, Inc.	203,738
5,541	PROS Holdings, Inc.*	77,241
3,258	QAD, Inc. Class A*	45,449
11,022	Quest Software, Inc.*	307,955
2,827	Solarwinds, Inc.*	150,933
7,045	TeleNav, Inc.*	40,650
7,597	The Ultimate Software Group, Inc.*	679,704
8,038	TIBCO Software, Inc.*	225,787

		4,461,609

Specialty Retail – 8.2%
3,676	Body Central Corp.*	38,010
4,426	Collective Brands, Inc.*	95,248
2,075	Conn’s, Inc.*	37,039
1,071	Destination Maternity Corp.	19,160
10,217	Express, Inc.*	164,494
19,295	Francesca’s Holdings Corp.*	606,056
1,513	Genesco, Inc.*	100,191
5,500	Group 1 Automotive, Inc.	295,625
15,727	Hot Topic, Inc.	159,786
1,880	Lithia Motors, Inc. Class A	52,377
10,411	Lumber Liquidators Holdings, Inc.*	440,281
1,272	Rue21, Inc.*	31,342
11,343	Select Comfort Corp.*	295,031
9,366	The Buckle, Inc.(a)	362,183
2,773	Tilly’s, Inc. Class A*	46,060
955	Ulta Salon, Cosmetics & Fragrance, Inc.	81,060
15,110	Zale Corp.*(a)	45,632
15,360	Zumiez, Inc.*	558,029

		3,427,604

Textiles, Apparel & Luxury Goods – 1.2%
4,081	Movado Group, Inc.	95,658
6,708	Oxford Industries, Inc.	290,054
2,259	Perry Ellis International, Inc.*	42,582
3,877	Tumi Holdings, Inc.*(a)	69,980

		498,274

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 3.7%
5,760	Applied Industrial Technologies, Inc.	$ 214,042
10,486	Beacon Roofing Supply, Inc.*	277,984
15,304	H&E Equipment Services, Inc.*	216,092
12,612	Interline Brands, Inc.*	320,093
968	Kaman Corp.	31,537
7,103	Watsco, Inc.	482,578

		1,542,326

Water Utilities – 0.1%
5,539	Consolidated Water Co., Ltd.	45,420

Wireless Telecommunication Services – 0.2%
4,229	Boingo Wireless, Inc.*	36,327
4,720	USA Mobility, Inc.	52,581

		88,908

TOTAL COMMON STOCKS		$40,956,928

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.1%
Repurchase Agreement – 2.1%
Joint Repurchase Agreement Account II
$ 900,000	0.180%	08/01/12	$ 900,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$41,856,928

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(d)(e) – 5.3%
Financial Square Money Market Fund
2,222,354	0.155%		$ 2,222,354

TOTAL INVESTMENTS – 105.0%			$44,079,282

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%			(2,114,337)

NET ASSETS – 100.0%			$41,964,945

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	8	September 2012	$627,680	$15,108

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$38,709,174

Gross unrealized gain	8,094,745
Gross unrealized loss	(2,724,637)

Net unrealized security gain	$5,370,108

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.2%
6,768	Aerovironment, Inc.*	$ 158,100
2,674	Alliant Techsystems, Inc.	123,860
1,952	American Science and Engineering, Inc.	111,342
21,678	Ceradyne, Inc.	476,916
1,961	Cubic Corp.	94,854
8,277	Ducommun, Inc.*	81,611
6,145	Exelis, Inc.	57,763
1,331	Huntington Ingalls Industries, Inc.*	51,896
11,550	LMI Aerospace, Inc.*	208,246
12,830	Orbital Sciences Corp.*	168,073

		1,532,661

Air Freight & Logistics* – 0.1%
25,809	Pacer International, Inc.	108,398

Airlines – 1.5%
20,893	Alaska Air Group, Inc.*	728,121
2,798	Allegiant Travel Co.*	198,826
12,061	Hawaiian Holdings, Inc.*	76,829
65,752	SkyWest, Inc.	460,264
7,043	Spirit Airlines, Inc.*	151,495
27,907	US Airways Group, Inc.*	319,814

		1,935,349

Auto Components – 0.6%
18,088	Modine Manufacturing Co.*	121,370
22,870	Spartan Motors, Inc.	116,637
28,666	Superior Industries International, Inc.	489,902

		727,909

Automobiles – 0.1%
3,628	Thor Industries, Inc.	104,232

Beverages* – 1.4%
14,754	National Beverage Corp.	213,933
14,798	The Boston Beer Co., Inc. Class A(a)	1,594,041

		1,807,974

Biotechnology* – 2.1%
13,774	Acorda Therapeutics, Inc.	331,540
5,503	Aveo Pharmaceuticals, Inc.(a)	72,089
9,004	Curis, Inc.	43,579
23,882	Emergent Biosolutions, Inc.	348,916
20,157	Enzon Pharmaceuticals, Inc.	133,641
1,590	Genomic Health, Inc.	53,376
12,890	Momenta Pharmaceuticals, Inc.	183,296
33,046	Nabi Biopharmaceuticals	53,535
26,701	Pharmacyclics, Inc.	1,420,760
3,017	Spectrum Pharmaceuticals, Inc.	42,208
840	Synageva BioPharma Corp.	42,051

		2,724,991

Shares	Description	Value
Common Stocks – (continued)
Building Products – 0.7%
7,390	American Woodmark Corp.*	$ 123,191
3,668	Simpson Manufacturing Co., Inc.	88,913
2,702	Trex Co., Inc.*	68,847
20,682	Universal Forest Products, Inc.	660,376

		941,327

Capital Markets – 2.6%
32,716	BlackRock Kelso Capital Corp.	309,166
1,932	Capital Southwest Corp.(b)	201,701
14,483	GAMCO Investors, Inc. Class A	647,245
25,395	Gladstone Capital Corp.	206,969
5,565	Golub Capital BDC, Inc.	85,590
48,416	Hercules Technology Growth Capital, Inc.	543,712
13,175	MVC Capital, Inc.	167,454
81,617	NGP Capital Resources Co.	595,804
18,325	Safeguard Scientifics, Inc.*	283,488
40,643	TICC Capital Corp.	395,863

		3,436,992

Chemicals – 1.9%
34,839	A. Schulman, Inc.	761,581
4,452	Georgia Gulf Corp.	145,937
1,983	H.B. Fuller Co.	57,943
33,584	Kraton Performance Polymers, Inc.*	786,537
29,178	Spartech Corp.*	148,516
2,843	Stepan Co.	252,060
4,439	The Scotts Miracle-Gro Co. Class A	177,116
2,037	TPC Group, Inc.*	78,425
4,608	Tredegar Corp.	68,244

		2,476,359

Commercial Banks – 12.3%
10,558	1st Source Corp.	234,599
33,259	Banco Latinoamericano de Comercio Exterior SA Class E	675,823
4,047	BBCN Bancorp, Inc.*	45,893
9,023	Cathay General Bancorp	146,082
1,661	City National Corp.	81,854
2,282	Columbia Banking System, Inc.	41,190
2,927	Community Bank System, Inc.	80,522
139,861	CVB Financial Corp.	1,650,360
3,233	East West Bancorp, Inc.	70,479
18,303	F.N.B. Corp.	199,137
28,175	First Bancorp	240,051
31,009	First Financial Bancorp	494,904
44,542	First Interstate BancSystem, Inc.	641,850
49,122	First Niagara Financial Group, Inc.	372,345
11,773	FirstMerit Corp.	190,723
39,696	Glacier Bancorp, Inc.	602,188
17,468	Great Southern Bancorp, Inc.	535,394
3,725	Home Bancshares, Inc.	112,309

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
91,353	International Bancshares Corp.	$ 1,674,500
97,827	Investors Bancorp, Inc.*	1,591,645
6,175	Lakeland Financial Corp.	158,944
7,914	National Penn Bancshares, Inc.	69,960
6,238	PacWest Bancorp	142,913
4,164	Park National Corp.(a)	282,069
23,410	PrivateBancorp, Inc.	358,641
9,947	Prosperity Bancshares, Inc.	403,550
33,225	Renasant Corp.	588,082
21,725	Southwest Bancorp, Inc.*	199,870
8,357	State Bank Financial Corp.*	132,960
8,779	SVB Financial Group*	507,514
38,163	Texas Capital Bancshares, Inc.*	1,644,444
3,912	TriCo Bancshares	59,658
1,755	UMB Financial Corp.	84,345
25,968	Umpqua Holdings Corp.	324,081
23,801	United Bankshares, Inc.(a)	554,563
84,003	Wilshire Bancorp, Inc.*	532,579
6,620	Wintrust Financial Corp.	243,020
4,264	Zions Bancorp.	77,605

		16,046,646

Commercial Services & Supplies – 1.1%
8,516	ABM Industries, Inc.	158,398
33,189	Acco Brands Corp.*	281,111
11,360	Consolidated Graphics, Inc.*	269,346
3,557	HNI Corp.	94,509
43,463	Kimball International, Inc. Class B	406,379
10,029	United Stationers, Inc.	252,831

		1,462,574

Communications Equipment* – 1.0%
19,417	ADTRAN, Inc.	419,019
8,656	Calix, Inc.	39,904
21,259	Emulex Corp.	137,546
82,764	Extreme Networks, Inc.	264,845
65,958	Symmetricom, Inc.	395,088

		1,256,402

Computers & Peripherals – 1.9%
46,971	Electronics for Imaging, Inc.*	686,716
17,557	Fusion-io, Inc.*(a)	335,690
67,110	Imation Corp.*	373,803
4,174	Lexmark International, Inc. Class A	73,003
147,927	Quantum Corp.*	218,932
25,272	STEC, Inc.*	203,945
52,208	Xyratex Ltd.	617,620

		2,509,709

Construction & Engineering – 0.1%
5,687	KBR, Inc.	149,227

Consumer Finance – 0.7%
25,405	Cash America International, Inc.	973,520

Distributors – 0.1%
2,678	Core-Mark Holding Co., Inc.	129,321

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – 0.4%
9,071	Ascent Capital Group LLC Class A*	$ 451,554
2,058	Weight Watchers International, Inc.	104,135

		555,689

Diversified Financial Services* – 0.1%
3,878	PICO Holdings, Inc.	93,499

Diversified Telecommunication Services*(a) – 0.1%
8,579	magicJack VocalTec Ltd.	190,540

Electric Utilities – 2.2%
1,153	ALLETE, Inc.	47,803
5,467	El Paso Electric Co.	185,058
63,388	PNM Resources, Inc.	1,318,471
49,644	Portland General Electric Co.	1,351,806

		2,903,138

Electrical Equipment – 0.6%
9,209	Encore Wire Corp.	252,326
69,049	LSI Industries, Inc.	445,366
14,694	Vicor Corp.	98,597

		796,289

Electronic Equipment, Instruments &
Components – 1.5%
39,811	Agilysys, Inc.*	345,958
16,540	CTS Corp.	147,206
36,047	Insight Enterprises, Inc.*	604,148
39,439	Methode Electronics, Inc.	347,063
8,012	Newport Corp.*	90,135
16,737	RadiSys Corp.*	57,073
38,447	Vishay Intertechnology, Inc.*	379,472

		1,971,055

Energy Equipment & Services* – 0.4%
5,412	Dawson Geophysical Co.	124,692
3,079	Helix Energy Solutions Group, Inc.	55,053
14,825	Parker Drilling Co.	68,640
14,910	Union Drilling, Inc.	53,378
40,013	Willbros Group, Inc.	274,089

		575,852

Food & Staples Retailing – 0.5%
7,139	Ingles Markets, Inc. Class A	116,794
11,696	Susser Holdings Corp.*	422,343
9,261	The Pantry, Inc.*	131,784

		670,921

Food Products – 2.1%
3,449	Cal-Maine Foods, Inc.	130,131
72,177	Dole Food Co., Inc.*(a)	849,523
13,718	Lancaster Colony Corp.	950,520
133,258	Pilgrim’s Pride Corp.*	619,650
8,401	Snyder’s-Lance, Inc.	196,835

		2,746,659

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 2.3%
4,692	New Jersey Resources Corp.	$ 215,363
6,205	Northwest Natural Gas Co.	302,121
5,994	Piedmont Natural Gas Co., Inc.	190,489
1,217	South Jersey Industries, Inc.	64,331
45,389	Southwest Gas Corp.	2,027,073
1,575	The Laclede Group, Inc.	65,804
2,696	WGL Holdings, Inc.	109,053

		2,974,234

Health Care Equipment & Supplies – 0.4%
11,103	Align Technology, Inc.*	377,058
5,114	Invacare Corp.	72,056
12,852	Medical Action Industries, Inc.*	44,725
3,027	Wright Medical Group, Inc.*	56,423

		550,262

Health Care Providers & Services – 1.8%
41,062	Amedisys, Inc.*	500,546
17,712	Assisted Living Concepts, Inc. Class A	248,145
2,217	Bio-Reference Laboratories, Inc.*	54,871
6,690	BioScrip, Inc.*	42,548
41,420	Kindred Healthcare, Inc.*	392,247
18,444	Molina Healthcare, Inc.*	450,218
4,028	PharMerica Corp.*	41,448
41,770	Skilled Healthcare Group, Inc. Class A*	226,811
9,287	Tenet Healthcare Corp.*	42,906
43,163	Universal American Corp.*	386,741

		2,386,481

Hotels, Restaurants & Leisure* – 1.6%
2,778	Biglari Holdings, Inc.	1,043,833
19,763	Papa John’s International, Inc.	1,008,111

		2,051,944

Household Durables – 2.1%
15,856	American Greetings Corp. Class A(a)	210,726
48,313	Beazer Homes USA, Inc.*	112,086
32,216	Blyth, Inc.	1,104,364
6,605	CSS Industries, Inc.	123,778
3,128	Ethan Allen Interiors, Inc.	64,531
15,754	Hooker Furniture Corp.	185,740
180,488	Hovnanian Enterprises, Inc. Class A*(a)	418,732
5,918	Lennar Corp. Class A	172,865
2,332	M.D.C. Holdings, Inc.	74,297
2,660	M/I Homes, Inc.*	44,129
1,271	Meritage Homes Corp.*	44,612
264	NVR, Inc.*	204,331

		2,760,191

Household Products* – 0.5%
61,857	Central Garden & Pet Co. Class A	706,407

Shares	Description	Value
Common Stocks – (continued)
Independent Power Producers & Energy
Traders – 0.1%
19,258	Genie Energy Ltd. Class B	$ 135,961

Industrial Conglomerates* – 0.3%
176	Seaboard Corp.	387,200

Insurance – 3.5%
1,013	Allied World Assurance Co. Holdings Ltd.	76,411
34,961	American Equity Investment Life Holding Co.	407,995
20,950	Assured Guaranty Ltd.	250,981
92,037	CNO Financial Group, Inc.	762,987
6,342	First American Financial Corp.	116,186
125,392	Flagstone Reinsurance Holdings SA	875,236
15,488	Global Indemnity PLC*	297,679
5,252	Kansas City Life Insurance Co.(a)	182,402
70,094	Maiden Holdings Ltd.	595,098
5,173	Mercury General Corp.	187,366
2,996	Presidential Life Corp.	41,614
8,657	Stewart Information Services Corp.	147,775
31,251	Symetra Financial Corp.	363,449
6,588	Tower Group, Inc.	122,800
8,249	United Fire Group, Inc.	161,680

		4,589,659

Internet & Catalog Retail – 0.0%
5,250	PetMed Express, Inc.	51,030

Internet Software & Services – 0.8%
2,290	AOL, Inc.*	72,959
5,270	Cornerstone OnDemand, Inc.*	125,321
72,386	Marchex, Inc. Class B(a)	251,179
14,374	Monster Worldwide, Inc.*	104,212
32,793	RealNetworks, Inc.	254,474
4,120	Responsys, Inc.*	45,938
12,234	WebMD Health Corp.*(a)	179,962

		1,034,045

IT Services – 1.8%
133,641	Ciber, Inc.*	501,154
13,072	Convergys Corp.	192,681
7,874	CSG Systems International, Inc.*	138,819
12,819	Global Cash Access Holdings, Inc.*	82,811
13,492	Heartland Payment Systems, Inc.	427,696
14,291	Lender Processing Services, Inc.	352,559
66,490	Lionbridge Technologies, Inc.*	204,789
10,313	ManTech International Corp. Class A	226,164
11,157	TeleTech Holdings, Inc.*	183,644
2,677	TNS, Inc.*	45,322

		2,355,639

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products – 0.6%
4,896	Arctic Cat, Inc.*	$ 215,424
30,199	Callaway Golf Co.	165,793
7,194	Sturm Ruger & Co., Inc.(a)	355,599

		736,816

Life Sciences Tools & Services* – 0.4%
99,481	Affymetrix, Inc.	416,826
23,292	Albany Molecular Research, Inc. Class A	65,916
3,632	Luminex Corp.	62,216

		544,958

Machinery – 3.3%
24,612	Albany International Corp. Class A	440,555
8,657	Astec Industries, Inc.*	252,784
16,250	Briggs & Stratton Corp.	283,400
20,596	Kadant, Inc.*	426,543
32,415	Miller Industries, Inc.	532,254
20,997	Mueller Industries, Inc.	895,102
9,732	NACCO Industries, Inc. Class A	974,660
3,261	Sauer-Danfoss, Inc.	118,016
35,766	Tecumseh Products Co. Class A*	193,852
5,676	The Greenbrier Cos., Inc.*	92,519
2,130	Trinity Industries, Inc.	59,640

		4,269,325

Media – 0.6%
4,211	Arbitron, Inc.	147,680
13,330	Entercom Communications Corp. Class A*	72,515
82,292	Journal Communications, Inc. Class A*	455,897
1,575	Scholastic Corp.	47,455

		723,547

Metals & Mining – 0.3%
16,920	Materion Corp.	332,139
3,983	Olympic Steel, Inc.	62,334

		394,473

Multi-Utilities – 2.2%
1,714	Alliant Energy Corp.	80,061
13,253	Avista Corp.	366,843
9,201	Black Hills Corp.	293,052
1,087	CH Energy Group, Inc.	70,687
22,300	Integrys Energy Group, Inc.	1,350,042
13,247	NorthWestern Corp.	489,212
1,704	SCANA Corp.	83,786
4,643	TECO Energy, Inc.	84,456
2,341	Vectren Corp.	69,879

		2,888,018

Multiline Retail – 0.8%
4,461	Big Lots, Inc.*	180,715

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – (continued)
64,292	Fred’s, Inc. Class A	$ 912,946

		1,093,661

Oil, Gas & Consumable Fuels – 3.5%
52,795	Alon USA Energy, Inc.	576,522
2,261	Contango Oil & Gas Co.*	133,964
28,472	Delek US Holdings, Inc.	562,037
1,458	Energy XXI (Bermuda) Ltd.	45,461
17,513	PetroQuest Energy, Inc.*	96,497
3,328	REX American Resources Corp.*	58,739
29,768	SemGroup Corp. Class A*	1,003,479
9,753	Tesoro Corp.*(b)	269,671
68,947	USEC, Inc.*(a)	66,189
9,415	W&T Offshore, Inc.	174,083
66,091	Western Refining, Inc.	1,555,121

		4,541,763

Paper & Forest Products – 0.6%
20,557	Buckeye Technologies, Inc.	619,177
12,464	KapStone Paper and Packaging Corp.*	209,520

		828,697

Personal Products*(a) – 0.4%
20,592	Medifast, Inc.	578,635

Pharmaceuticals* – 1.2%
17,847	Jazz Pharmaceuticals PLC	857,905
10,253	Questcor Pharmaceuticals, Inc.(a)	378,028
6,202	ViroPharma, Inc.	134,646
8,812	VIVUS, Inc.	185,316

		1,555,895

Professional Services – 1.0%
30,594	CDI Corp.	494,399
8,101	Heidrick & Struggles International, Inc.	108,392
61,355	Kelly Services, Inc. Class A	727,670

		1,330,461

Real Estate Investment Trusts – 11.4%
8,753	AG Mortgage Investment Trust, Inc.	197,555
19,980	Agree Realty Corp.	470,129
18,322	Ashford Hospitality Trust	139,797
5,955	Associated Estates Realty Corp.	88,908
6,268	CBL & Associates Properties, Inc.	123,668
4,753	Chatham Lodging Trust	65,354
8,225	Colony Financial, Inc.	150,929
5,525	CubeSmart	66,245
4,911	DiamondRock Hospitality Co.	46,458
67,758	DuPont Fabros Technology, Inc.	1,822,690
15,608	Equity Lifestyle Properties, Inc.	1,122,527
87,707	Franklin Street Properties Corp.	909,522

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
13,657	Getty Realty Corp.(a)	$ 253,747
48,756	Healthcare Realty Trust, Inc.	1,197,447
8,845	LaSalle Hotel Properties	232,270
42,568	LTC Properties, Inc.	1,519,678
24,146	National Health Investors, Inc.	1,296,399
3,737	One Liberty Properties, Inc.	70,592
48,525	Potlatch Corp.	1,679,450
10,589	PS Business Parks, Inc.	715,922
34,303	Rayonier, Inc.	1,635,910
4,784	Sunstone Hotel Investors, Inc.*	47,888
4,939	Taubman Centers, Inc.	382,871
12,083	Universal Health Realty Income Trust	526,094
8,748	Urstadt Biddle Properties Class A	166,124
4,620	Winthrop Realty Trust	56,179

		14,984,353

Real Estate Management & Development* – 0.8%
13,946	Altisource Portfolio Solutions SA	1,081,652

Road & Rail – 0.2%
13,865	Universal Truckload Services, Inc.	206,450

Semiconductors & Semiconductor Equipment* – 1.0%
28,303	DSP Group, Inc.	163,591
19,331	Fairchild Semiconductor International, Inc.	267,928
192,751	Lattice Semiconductor Corp.	715,106
25,636	Photronics, Inc.	149,971

		1,296,596

Software – 5.1%
48,238	Accelrys, Inc.*	391,693
31,911	Blackbaud, Inc.	860,959
6,338	CommVault Systems, Inc.*	307,520
6,376	Guidewire Software, Inc.*	163,608
4,643	Kenexa Corp.*	110,550
12,266	MicroStrategy, Inc. Class A*	1,428,498
13,602	Monotype Imaging Holdings, Inc.*	199,677
1,516	NetSuite, Inc.*	83,895
3,463	OPNET Technologies, Inc.	91,562
38,273	Pegasystems, Inc.	1,063,224
2,473	Progress Software Corp.*	48,075
10,317	QAD, Inc. Class A*	143,922
12,290	QLIK Technologies, Inc.*	245,800
16,363	Quest Software, Inc.*	457,182
13,434	Rovi Corp.*	179,747
987	Solarwinds, Inc.*	52,696
1,685	Solera Holdings, Inc.	65,799
9,336	SS&C Technologies Holdings, Inc.*	226,865
19,494	TIBCO Software, Inc.*	547,587
2,771	Virnetx Holding Corp.*	65,562

		6,734,421

Specialty Retail – 6.5%
2,924	ANN, Inc.*	79,182
6,409	Barnes & Noble, Inc.*(a)	85,047

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
19,148	Build-A-Bear Workshop, Inc.*	$ 89,038
5,652	Destination Maternity Corp.	101,114
47,929	Express, Inc.*	771,657
52,061	Francesca’s Holdings Corp.*	1,635,236
1,067	Genesco, Inc.*	70,657
10,178	Group 1 Automotive, Inc.	547,068
29,582	Hot Topic, Inc.	300,553
22,901	Lithia Motors, Inc. Class A	638,022
4,860	Lumber Liquidators Holdings, Inc.*	205,529
9,083	Select Comfort Corp.*	236,249
18,921	Shoe Carnival, Inc.	420,046
72,703	Stage Stores, Inc.	1,376,995
8,059	The Buckle, Inc.(a)	311,642
22,274	Zale Corp.*(a)	67,268
44,059	Zumiez, Inc.*	1,600,663

		8,535,966

Textiles, Apparel & Luxury Goods – 1.0%
7,671	Crocs, Inc.*	117,750
27,252	Kenneth Cole Productions, Inc. Class A*	409,870
12,867	Movado Group, Inc.	301,602
22,681	Perry Ellis International, Inc.*	427,537

		1,256,759

Thrifts & Mortgage Finance – 1.5%
69,827	Astoria Financial Corp.	657,770
57,379	Brookline Bancorp, Inc.	482,558
41,691	Northwest Bancshares, Inc.	485,700
3,787	Oritani Financial Corp.	53,359
7,808	Provident Financial Services, Inc.	118,916
15,755	Radian Group, Inc.(a)	44,114
8,111	Washington Federal, Inc.	129,208

		1,971,625

Tobacco* – 0.2%
66,113	Alliance One International, Inc.	215,528

Trading Companies & Distributors – 2.0%
8,626	Aircastle Ltd.	102,046
15,274	Beacon Roofing Supply, Inc.*	404,914
37,271	H&E Equipment Services, Inc.*	526,266
20,591	Interline Brands, Inc.*	522,600
1,511	Kaman Corp.	49,228
11,706	Watsco, Inc.	795,306
3,268	WESCO International, Inc.*	182,060

		2,582,420

Wireless Telecommunication Services – 0.4%
44,638	USA Mobility, Inc.	497,267

TOTAL COMMON STOCKS		$127,659,572

Investment Company – 0.1%
Capital Markets – 0.1%
10,178	THL Credit, Inc.	$ 140,456

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.5%
Repurchase Agreement – 2.5%
Joint Repurchase Agreement Account II
$ 3,300,000	0.180%	08/01/12	$ 3,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$131,100,028

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 5.0%
Financial Square Money Market Fund
6,520,198	0.155%	$ 6,520,198

TOTAL INVESTMENTS – 105.1%		$137,620,226

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%		(6,647,908)

NET ASSETS – 100.0%		$130,972,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	30	September 2012	$2,353,800	$73,754

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$122,361,475

Gross unrealized gain	23,623,716
Gross unrealized loss	(8,364,965)

Net unrealized security gain	$15,258,751

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 1.7%
12,190	Alliant Techsystems, Inc.	$ 564,641
39,457	Exelis, Inc.	370,896
7,302	Huntington Ingalls Industries, Inc.*	284,705
6,721	Lockheed Martin Corp.	599,984
30,728	Northrop Grumman Corp.	2,034,193
20,600	The Boeing Co.	1,522,546

		5,376,965

Air Freight & Logistics – 1.4%
31,598	FedEx Corp.	2,853,300
21,648	United Parcel Service, Inc. Class B	1,636,805

		4,490,105

Automobiles – 0.3%
15,580	Harley-Davidson, Inc.	673,524
13,225	Thor Industries, Inc.	379,954

		1,053,478

Beverages – 0.5%
30,992	Constellation Brands, Inc. Class A*	874,285
7,844	The Coca-Cola Co.	633,795

		1,508,080

Biotechnology – 4.4%
72,332	Amgen, Inc.	5,974,623
22,460	Biogen Idec, Inc.*	3,275,342
75,234	Gilead Sciences, Inc.*	4,087,463
885	Regeneron Pharmaceuticals, Inc.*	119,165
13,665	United Therapeutics Corp.*	748,569

		14,205,162

Capital Markets – 1.4%
21,050	Franklin Resources, Inc.	2,419,697
104,292	SEI Investments Co.	2,208,905

		4,628,602

Chemicals – 1.8%
12,771	Airgas, Inc.	1,012,996
22,170	CF Industries Holdings, Inc.	4,339,999
13,865	The Scotts Miracle-Gro Co. Class A	553,213

		5,906,208

Commercial Banks – 2.4%
10,098	Bank of Hawaii Corp.	471,678
8,636	BB&T Corp.	270,911
6,033	City National Corp.	297,306
13,275	Commerce Bancshares, Inc.	522,769
26,027	East West Bancorp, Inc.	567,389
157,964	First Niagara Financial Group, Inc.	1,197,367
21,251	Fulton Financial Corp.	195,297
11,218	M&T Bank Corp.	962,953

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
33,908	PNC Financial Services Group, Inc.	$ 2,003,963
17,405	Valley National Bancorp	161,867
38,604	Wells Fargo & Co.	1,305,201

		7,956,701

Communications Equipment – 1.7%
189,356	Cisco Systems, Inc.	3,020,228
43,354	QUALCOMM, Inc.	2,587,367

		5,607,595

Computers & Peripherals – 6.5%
24,412	Apple, Inc.*(a)	14,909,873
124,772	Dell, Inc.*	1,482,292
7,751	EMC Corp.*	203,154
48,871	Hewlett-Packard Co.	891,407
28,260	Seagate Technology PLC	848,365
68,560	Western Digital Corp.*	2,726,631

		21,061,722

Consumer Finance – 0.4%
33,446	Discover Financial Services	1,202,718

Diversified Consumer Services – 0.1%
6,127	Weight Watchers International, Inc.	310,026

Diversified Financial Services – 2.2%
27,265	CME Group, Inc.	1,420,779
162,743	JPMorgan Chase & Co.	5,858,748

		7,279,527

Diversified Telecommunication Services – 2.9%
216,446	AT&T, Inc.	8,207,632
30,079	Verizon Communications, Inc.	1,357,766

		9,565,398

Electric Utilities – 0.0%
2,032	Duke Energy Corp.	137,729

Electrical Equipment – 0.1%
7,744	Emerson Electric Co.	369,931

Electronic Equipment, Instruments &
Components* – 0.8%
173,423	Ingram Micro, Inc. Class A	2,599,611

Energy Equipment & Services – 0.1%
5,390	Helmerich & Payne, Inc.	250,635

Food & Staples Retailing – 2.0%
82,516	CVS Caremark Corp.	3,733,849
80,771	Walgreen Co.	2,936,834

		6,670,683

Food Products – 0.7%
24,098	Archer-Daniels-Midland Co.	628,717
8,130	Mead Johnson Nutrition Co.	593,165
14,191	The Hershey Co.	1,018,062
7,648	Tyson Foods, Inc. Class A	114,796

		2,354,740

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – 0.4%
168,550	Boston Scientific Corp.	$ 871,403
5,342	Gen-Probe, Inc.	441,730

		1,313,133

Health Care Providers & Services – 2.7%
26,659	AmerisourceBergen Corp.	1,058,362
61,680	Cardinal Health, Inc.	2,657,791
5,849	Catamaran Corp.*	494,299
15,275	Coventry Health Care, Inc.	509,116
9,347	Express Scripts Holding Co.*	541,565
31,130	Humana, Inc.	1,917,608
3,979	McKesson Corp.	361,015
21,673	WellPoint, Inc.	1,154,954

		8,694,710

Health Care Technology* – 0.5%
21,096	Cerner Corp.	1,559,416

Hotels, Restaurants & Leisure – 1.0%
52,943	Marriott International, Inc. Class A	1,928,184
15,639	Marriott Vacations Worldwide Corp.*	485,122
20,314	Starbucks Corp.	919,818

		3,333,124

Household Durables* – 0.1%
7,421	Toll Brothers, Inc.	216,471

Household Products – 2.2%
110,458	The Procter & Gamble Co.	7,128,959

Industrial Conglomerates – 2.1%
331,802	General Electric Co.	6,884,891

Insurance – 2.7%
4,595	Assurant, Inc.	166,385
47,661	Berkshire Hathaway, Inc. Class B*	4,043,559
152,056	Unum Group	2,872,338
50,479	Validus Holdings, Ltd.	1,642,082

		8,724,364

Internet & Catalog Retail* – 1.1%
7,007	Amazon.com, Inc.	1,634,733
2,855	Priceline.com, Inc.	1,889,268

		3,524,001

Internet Software & Services* – 3.0%
28,856	AOL, Inc.	919,352
31,091	eBay, Inc.	1,377,331
11,753	Google, Inc. Class A	7,439,297

		9,735,980

IT Services – 2.5%
3,012	Accenture PLC Class A	181,624
19,929	International Business Machines Corp.	3,905,685
10,959	Lender Processing Services, Inc.	270,359

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
7,093	MasterCard, Inc. Class A	$ 3,096,591
5,217	Visa, Inc. Class A	673,358

		8,127,617

Life Sciences Tools & Services* – 0.5%
5,798	Charles River Laboratories International, Inc.	197,306
33,249	Covance, Inc.	1,560,708

		1,758,014

Machinery – 0.6%
52,340	The Toro Co.	1,967,984

Media – 4.3%
2,813	AMC Networks, Inc. Class A*	121,972
120,706	Cablevision Systems Corp. Class A	1,851,630
14,030	CBS Corp. Class B	469,444
29,596	DIRECTV Class A*	1,469,737
118,305	DISH Network Corp. Class A	3,639,062
38,472	News Corp. Class A	885,625
72,595	Time Warner, Inc.	2,839,916
60,166	Viacom, Inc. Class B	2,810,354

		14,087,740

Metals & Mining – 0.1%
7,821	Newmont Mining Corp.	347,800

Multi-Utilities – 3.3%
125,364	Ameren Corp.	4,288,703
27,666	Consolidated Edison, Inc.	1,784,457
60,506	Integrys Energy Group, Inc.	3,663,033
3,573	PG&E Corp.	164,930
23,380	Public Service Enterprise Group, Inc.	777,151

		10,678,274

Multiline Retail – 1.9%
51,292	Big Lots, Inc.*	2,077,839
42,014	Dollar Tree, Inc.*	2,114,985
30,596	Family Dollar Stores, Inc.	2,021,783

		6,214,607

Oil, Gas & Consumable Fuels – 12.7%
11,200	Apache Corp.	964,544
63,651	Chevron Corp.	6,974,877
94,096	ConocoPhillips	5,122,586
6,883	Devon Energy Corp.	406,923
128,698	Exxon Mobil Corp.	11,177,421
45,566	Hess Corp.	2,148,893
25,142	HollyFrontier Corp.	940,059
31,543	Marathon Oil Corp.	834,943
91,800	Marathon Petroleum Corp.	4,342,140
39,509	Murphy Oil Corp.	2,120,053
41,505	Occidental Petroleum Corp.	3,612,180
12,270	Phillips 66	461,352
3,571	Sunoco, Inc.	172,087
61,395	The Williams Cos., Inc.	1,951,747

		41,229,805

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.5%
32,464	Herbalife Ltd.	$ 1,781,949

Pharmaceuticals – 3.8%
49,043	Eli Lilly & Co.	2,159,363
42,761	Johnson & Johnson	2,959,917
80,273	Merck & Co., Inc.	3,545,658
116,415	Pfizer, Inc.	2,798,617
46,902	Warner Chilcott PLC Class A*	797,334

		12,260,889

Real Estate Investment Trusts – 2.6%
54,780	American Tower Corp.	3,961,142
3,969	AvalonBay Communities, Inc.	583,800
84,406	Rayonier, Inc.	4,025,322

		8,570,264

Road & Rail – 1.1%
21,439	CSX Corp.	491,811
19,992	Norfolk Southern Corp.	1,480,407
13,234	Union Pacific Corp.	1,622,621

		3,594,839

Semiconductors & Semiconductor Equipment – 1.2%
23,065	Broadcom Corp. Class A*	781,442
117,844	Intel Corp.	3,028,591

		3,810,033

Software – 7.4%
94,091	Activision Blizzard, Inc.	1,131,915
21,649	Adobe Systems, Inc.*	668,521
5,961	Autodesk, Inc.*	202,197
2,537	BMC Software, Inc.*	100,465
76,131	Intuit, Inc.	4,417,121
264,163	Microsoft Corp.	7,784,884
237,093	Oracle Corp.	7,160,208
111,093	Symantec Corp.*	1,749,715
27,866	TIBCO Software, Inc.*	782,756

		23,997,782

Specialty Retail – 2.2%
7,315	Best Buy Co., Inc.	132,328
184,778	Lowe’s Cos., Inc.	4,687,818
3,328	PetSmart, Inc.	220,014
12,066	Ross Stores, Inc.	801,665
6,664	TJX Cos., Inc.	295,082
28,542	Urban Outfitters, Inc.*	871,958

		7,008,865

Tobacco – 5.2%
31,377	Altria Group, Inc.	1,128,631
32,467	Lorillard, Inc.	4,176,555
77,517	Philip Morris International, Inc.	7,088,154
96,194	Reynolds American, Inc.	4,450,896

		16,844,236

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.4%
17,802	MSC Industrial Direct Co., Inc. Class A	$ 1,223,531

Wireless Telecommunication Services* – 0.4%
121,708	NII Holdings, Inc.	821,529
111,582	Sprint Nextel Corp.	486,498

		1,308,027

TOTAL COMMON STOCKS		$318,462,921

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment (b) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$ 7,800,000	0.180%	08/01/12	$ 7,800,000

TOTAL INVESTMENTS – 100.3%			$326,262,921

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(927,459)

NET ASSETS – 100.0%			$325,335,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	105	September 2012	$7,216,650	$210,547

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$280,357,377

Gross unrealized gain	52,376,683
Gross unrealized loss	(6,471,139)

Net unrealized security gain	$45,905,544

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Futures Contracts — Future contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in gains or losses.

iii. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

iv. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2012:

INCOME BUILDER† Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$62,686,775	$—	$—
Fixed Income
Corporate Obligations	—	55,520,970	—
Mortgage-Backed Obligations	—	1,373,202	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	—	128,872	—
Asset-Backed Securities	—	373,787	—
Municipal Debt Obligations	—	253,630	—
Short-term Investments	—	1,700,000	—
Total	$62,686,775	$59,350,461	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,747	$—
Interest Rate Swap Contracts	—	151,586	—
Credit Default Swap Contracts	—	6,960	—
Total	$—	$160,293	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(176,885)	$—
Credit Default Swap Contracts	—	(10,555)	—
Total	$—	$(187,440)	$—

STRUCTURED LARGE CAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$546,046,504	$—	$—
Short-term Investments	—	11,300,000	—
Securities Lending Reinvestment Vehicle	4,489,875	—	—
Total	$550,536,379	$11,300,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED LARGE CAP GROWTH (continued) Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$243,821	$—	$—

STRUCTURED LARGE CAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$460,954,531	$—	$—
Short-term Investments	—	8,900,000	—
Securities Lending Reinvestment Vehicle	2,443,300	—	—
Total	$463,397,831	$8,900,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$97,167	$—	$—

STRUCTURED SMALL CAP EQUITY Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$186,525,316	$—	$—
Short-term Investments	—	4,300,000	—
Securities Lending Reinvestment Vehicle	6,372,674	—	—
Total	$192,897,990	$4,300,000	$—

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Futures Contracts	$(70,787)	$—	$—

STRUCTURED SMALL CAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$40,956,928	$—	$—
Short-term Investments	—	900,000	—
Securities Lending Reinvestment Vehicle	2,222,354	—	—
Total	$43,179,282	$900,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$15,108	$—	$—

STRUCTURED SMALL CAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$127,659,572	$—	$—
Investment Company	140,456	—	—
Short-term Investments	—	3,300,000	—
Securities Lending Reinvestment Vehicle	6,520,198	—	—
Total	$134,320,226	$3,300,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED SMALL CAP VALUE (continued) Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$73,754	$—	$—

STRUCTURED U.S. EQUITY Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$318,462,921	$—	$—
Short-term Investments	—	7,800,000	—
Total	$318,462,921	$7,800,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$210,547	$—	$—

†	Formerly known as Goldman Sachs Balanced Fund. Effective after the close of business on June 29, 2012, the Fund changed its name to the Goldman Sachs Income Builder Fund.

(a)	Amount shown represents unrealized gain (loss) at period end.

Investments in Derivatives — The following tables set forth, by certain risk types, the gross value of derivative contracts as of July 31, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder†

Risk	Assets	Liabilities
Interest Rate	$151,586	$(176,885	)(a)
Credit	6,960	(10,555	)(a)
Currency	1,747	—
Total	$160,293	$(187,440)

Risk Fund	Assets(b)	Liabilities(b)
Equity Structured Large Cap Growth	$243,821	$—
Equity Structured Large Cap Value	97,167	—
Equity Structured Small Cap Equity	—	(70,787)
Equity Structured Small Cap Growth	15,108	—
Equity Structured Small Cap Value	73,754	—
Equity Structured U.S. Equity	210,547	—

†	Formerly known as Goldman Sachs Balanced Fund. Effective after the close of business on June 29, 2012, the Fund changed its name to the Goldman Sachs Income Builder Fund.
(a)	Aggregate of amounts represent the payment to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions base on, among others, the Fund’s performance, its failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.
(b)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Income Builder†	$1,700,000	$1,700,009	$1,736,819
Structured Large Cap Growth	11,300,000	11,300,057	11,544,735
Structured Large Cap Value	8,900,000	8,900,045	9,092,756
Structured Small Cap Equity	4,300,000	4,300,022	4,393,129
Structured Small Cap Growth	900,000	900,005	919,492
Structured Small Cap Value	3,300,000	3,300,017	3,371,471
Structured U.S. Equity	7,800,000	7,800,039	7,968,932

REPURCHASE AGREEMENTS — At July 31, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase

Agreement Account II were as follows:

Counterparty	Interest Rate	Income Builder†	Structured Large Cap Growth	Structured Large Cap Value	Structured Large Cap Equity	Structured Small Cap Growth	Structured Small Cap Value	Structured U.S. Equity
BNP Paribas Securities Co.	0.180%	$329,785	$2,192,098	$1,726,520	$834,161	$174,592	$640,170	$1,513,130
Credit Suisse Securities LLC	0.160	345,872	2,299,030	1,810,740	874,852	183,109	671,398	1,586,941
Deutsche Bank Securities, Inc.	0.190	260,208	1,729,619	1,362,266	658,174	137,757	505,110	1,193,896
JP Morgan Securities LLC	0.180	281,524	1,871,304	1,473,859	712,089	149,042	546,487	1,291,696
Wells Fargo Securities LLC	0.190	482,611	3,207,949	2,526,615	1,220,724	255,500	936,835	2,214,337
TOTAL		$1,700,000	$11,300,000	$8,900,000	$4,300,000	$900,000	$3,300,000	$7,800,000

At July 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 4.000%	06/01/27 to 04/01/42
Federal National Mortgage Association	2.500 to 6.500	03/01/16 to 04/01/52
Government National Mortgage Association	3.500	05/15/27 to 06/15/42
U.S. Treasury Notes	0.375 to 1.500	11/15/14 to 06/30/16

†	Formerly known as Goldman Sachs Balanced Fund. Effective after the close of business on June 29, 2012, the Fund changed its name to the Goldman Sachs Income Builder Fund.

The Funds’ risks include, but are not limited to, the following:

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 28, 2012

*	Print the name and title of each signing officer under his or her signature.